SEMI
                                     ANNUAL
                                     REPORT
                                 MARCH 31, 1997

                              [MARQUIS LOGO OMITTED]
                 High Quality. High Standards. Highly Personal.

[BACKGROUND OMITTED]

TABLE OF CONTENTS
Letter to Shareholders                                       1
Statements of Net Assets                                     2
Statements of Operations                                    32
Statements of Changes in Net Assets                         34
Financial Highlights                                        38
Notes to Financial Statements                               44

FUND PORTFOLIOS                                TRADING SYMBOLS
MONEY MARKET FUNDS                             RETAIL    TRUST
Institutional Money Market Fund                 N/A       N/A
Treasury Securities Money Market Fund          MQRXX     MQTXX
Tax Exempt Money Market Fund                   MQEXX      N/A

FIXED INCOME FUNDS                           A SHARES  B SHARES
Government Securities Fund                     MQGAX     MFGSB
Strategic Income Bond Fund                     MSIAX      N/A
Louisiana Tax-Free Income Fund                 MQLAX     MFLTF

BALANCED FUNDS
Balanced Fund                                  MQIAX     MFGIB

EQUITY FUNDS
Value Equity Fund                              MQVAX     MFVEB
Growth Equity Fund                             MNEUX      N/A
Small Cap Equity Fund                           N/A       N/A
International Equity Fund                       N/A       N/A

                                                     [Graphic--Marquis "M" Logo]

                                                                  MARCH 31, 1997
LETTER TO SHAREHOLDERS

                                                                    (UNAUDITED)
DEAR SHAREHOLDER:

     During the six-month period ended March 31, 1997, the Marquis Family of Funds performed quite well, despite challenges in certain sectors of the financial markets during the first quarter of 1997.

     Through a combination of strong portfolio performance and increasing shareholder acceptance, our collective assets under management grew by 13.5% during the period, from roughly $1.5 billion on September 30, 1996 to over $1.7 billion on March 31, 1997.

     But perhaps the most exciting development of the period was the successful introduction of three new members of the Marquis Family of Funds. They are:

[BULLET] THE MARQUIS INTERNATIONAL EQUITY FUND: This Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located outside the United States.

[BULLET] THE MARQUIS SMALL CAP EQUITY FUND: This Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of less than $100 million. The Small Cap Equity Fund offers investors the opportunity to gain exposure to a segment of the stock market that has historically provided exceptional opportunities for long-term growth.

[BULLET] THE MARQUIS STRATEGIC INCOME BOND FUND: This Fund seeks relatively high current income by investing primarily in mortgage-backed and corporate bonds. Managed exclusively by the fixed income specialists of First NBC Trust Group, the Strategic Income Bond Fund is designed to help investors seek higher levels of income without compromising on asset quality.

     These new funds fill important niches within the Marquis Funds family. With them, we believe our shareholders have the full range of tools they need to pursue virtually any short-term or long-term financial goal.

     Looking ahead, we are cautiously optimistic about the future of the economy and the financial markets. The continued growth of the domestic and international economies should further strengthen the fundamentals behind equity and fixed income securities.

     Whatever the market conditions, we will continue to apply our principles of pursuing high quality investments, high standards of performance, and a highly personal approach to serving each investor's needs. We thank you for your confidence in the Marquis Funds.

                                                 Sincerely,

                                                 /S/Signature

                                                 Clifton J. Saik
                                                 Executive Vice President
                                                 First National Bank of Commerce
--------------------------------------------------------------------------------
1

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
DESCRIPTION                       PAR (000)    VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 25.4%
----------------------------------------------------------
     U.S. Treasury Bills
       4.450%, 04/03/97             $7,500      $  7,498
       5.370%, 04/03/97                500           500
       5.215%, 05/29/97                500           496
       5.480%, 06/26/97              1,000           987
       5.110%, 07/24/97              1,000           984
       5.120%, 08/21/97              2,000         1,960
       5.140%, 09/18/97              2,000         1,952
       5.400%, 10/16/97              2,000         1,943
       5.530%, 03/05/98              1,800         1,707
     U.S. Treasury Note
       6.500%, 04/30/97                500           500
                                                --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $18,527)                             18,527
                                                --------
----------------------------------------------------------
REPURCHASE AGREEMENTS -- 74.9%
----------------------------------------------------------
     Aubrey G. Lanston
       6.250%, dated  03/31/97, matures
       04/01/97, repurchase price
       $3,000,521 (collateralized
       by U.S. Treasury Bill, par value
       $3,115,000, 0.000%, 07/24/97,
       market value $3,062,000)      3,000         3,000

     Deutsche Bank
       6.500%, dated 03/31/97, matures
       04/01/97, repurchase price
       $2,829,000 (collateralized
       by U.S. Treasury Note, par value
       $2,897,000, 5.250%, 07/31/98,
       total market value
       $2,885,000) (1)               2,828         2,828

     J. P. Morgan
       6.250%, dated 03/31/97, matures
       04/01/97, repurchase price
       $16,003,000 (collateralized by
       various U.S. Treasury obligations,
       total par value $25,345,000,
       0.000%-5.625%, 06/30/97-05/15/06,
       total market value
       $16,330,000)                 16,000        16,000

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS -- 74.9%
----------------------------------------------------------
    Lehman Brothers
       6.400%, dated 03/31/97, matures
       04/01/97,repurchase price $16,003,000
       (collateralized by various U.S.
       Treasury obligations, total par
       value $25,945,000,
       0.000%-6.125%,
       08/15/98-11/15/05, total market
       value $16,332,000)          $16,000       $16,000

    Merrill Lynch
       6.330%, dated
       03/31/97, matures 04/01/97,
       repurchase price $2,703,000
       (collateralized by U.S. Treasury
       STRIPS, par value $13,185,000,
       9.000%, 11/15/18, total market
       value $2,757,000) (1)         2,702         2,702

    Morgan Stanley
        6.200%, dated
        03/31/97, matures 04/01/97,
        repurchase price $2,782,000
        (collateralized by U.S. Treasury
        Bill, par value $2,890,000,
        0.000%, 06/19/97, market value
        $2,856,000) (1)              2,781         2,781

    Prudential Securities
        6.250%, dated
        03/31/97, matures 04/01/97,
        repurchase price $3,001,000
        (collateralized by U.S. Treasury
        Note, par value $3,100,000,
        6.375%, market value
        $3,065,000)                  3,000         3,000

    Nomura Securities
        6.350%, dated
        03/31/97, matures 04/01/97,
        repurchase price $2,700,476
        (collateralized by U.S. Treasury
        STRIPS, par value $13,430,000,
        0.000%, 02/15/19, total market
        value $2,754,000) (1)        2,700         2,700

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
2

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND (CONCLUDED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
----------------------------------------------------------
    UBS Securities
       6.350%, dated
       03/31/97, matures 04/01/97,
       repurchase price $2,746,000
       (collateralized by U.S. Treasury
       STRIPS, par value $3,210,000,
       0.000%, 05/15/99, total market
       value $2,805,000)(1)        $ 2,746       $ 2,746

    Wachovia
       6.640%, dated 03/31/97, matures
       04/01/97, repurchase price
       $3,001,000 (collateralized by
       U.S. Treasury Note, par value
       $2,985,000, 6.500%, 04/30/97,
       total market value
       $3,068,000)                   3,000         3,000
                                                 -------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $54,757)                             54,757
                                                 -------
   TOTAL INVESTMENTS -- 100.3%
     (Cost $73,284)                               73,284
                                                 -------
   OTHER ASSETS AND LIABILITIES,
      NET -- (0.3%)                                 (222)
                                                 -------
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
     Fund Shares (unlimited authorization --
       no par value) based on 73,061,611
       outstanding shares of beneficial
       interest                                    73,062
                                                 --------
   TOTAL NET ASSETS-- 100.0%                      $73,062
                                                 ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                                $1.00
                                                 ========
----------------------------------------------------------
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND
        PRINCIPAL SECURITIES
(1) TRI-PARTY REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.4%
----------------------------------------------------------
     U.S. Treasury Bills
       4.800%, 04/03/97            $55,000     $  54,985
       5.040%, 04/24/97             15,000        14,952
       5.350%, 05/01/97                575           572
       5.050%, 05/22/97             25,000        24,821
       5.060%, 05/29/97             50,000        49,593
       5.110%, 07/24/97             50,000        49,192
       5.530%, 03/05/98             60,000        56,888
     U.S. Treasury Note
       6.500%, 04/30/97             25,000        25,016
                                               ---------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $276,019)                           276,019
                                               ---------
----------------------------------------------------------
REPURCHASE AGREEMENTS -- 76.9%
----------------------------------------------------------
    Aubrey G. Lanston
       6.250%, dated
       03/31/97, matures 04/01/97,
       repurchase price $50,009,000
       (collateralized by various U.S.
       Treasury Notes, total par value
       $52,137,000, 0.000%-4.750%,
       09/30/98, total market value
       $51,008,000)                 50,000        50,000

    Deutsche Bank
        6.500%, dated
        03/31/97, matures 04/01/97,
        repurchase price $40,547,000
        (collateralized by various U.S.
        Treasury obligations, total par
        value $43,705,000,
        0.000%-10.000%,
        11/13/97-05/15/10,
        total market
        value $41,350,000) (1)      40,539        40,539

    Lehman Brothers
       6.400%, dated
       03/31/97, matures 04/01/97,
       repurchase price $280,050,0000
       (collateralized by various U.S.
       Treasury obligations, total par
       value $1,295,805,000,
       0.000%-6.375%, 7/31/97-2/15/20,
       total market value
       $290,536,000)               280,000       280,000

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
3

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (CONTINUED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
----------------------------------------------------------
     Lehman Brothers
       5.950%, dated 03/31/97,
       matures 04/01/97, repurchase
       price $10,008,000 (collateralized
       by  various U.S. Treasury
       obligations, total par value
       $21,800,003, 0.000%-11.750%,
       05/15/03-11/15/14, total market
       value $10,209,000) (1)      $10,006       $10,006

    Merrill Lynch
       6.330%, dated 03/31/97,
       matures 04/01/97,
       repurchase price $47,046,000
       (collateralized by various U.S.
       Treasury obligations, total par
       value $239,556,000,
       7.875%-9.000%,
       11/15/18-02/15/21, total market
       value $47,980,000) (1)       47,038        47,038

     J. P. Morgan
       6.350%, dated 03/31/97, matures
       04/01/97, repurchase price
       $35,601,000 (collateralized
       by various U.S. Treasury
       obligations, total par value
       $37,101,000, 6.250%,
       02/28/02-08/15/23, total market
       value $36,307,000) (1)       35,595        35,595

     J. P. Morgan
       6.250%, dated 03/31/97, matures
       04/01/97, repurchase price
       $250,043,402 (collateralized
       by various U.S. Treasury obligations,
       total par value  $706,646,000,
       0.000%-5.625%, 08/30/97-11/15/21,
       total market value
       $256,721,000)               250,000       250,000

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
----------------------------------------------------------
    Nomura Securities
       6.350%, dated 03/31/97,
       matures 04/01/97,
       repurchase price $37,007,000
       (collateralized by U.S. Treasury
       STRIPS, par value $55,010,000,
       0.000%, 11/15/02, market value
       $37,741,000) (1)            $37,000      $ 37,000

    Prudential Securities
        6.250%, dated 03/31/97,
        matures 04/01/97,
        repurchase price $50,009,000
        (collateralized by U.S. Treasury
        Note, par value $41,410,000,
        11.125%, 08/15/03, market value
        $51,080,000)                50,000        50,000

    UBS Securities
        6.350%, dated 03/31/97,
        matures 04/01/97,
        repurchase price $50,255,000
        (collateralized by various U.S.
        Treasury obligations, total par
        value $165,097,000, 0.000%,
        05/15/97-08/15/26, total market
        value $51,254,000) (1)      50,246        50,246

     Wachovia
       6.640%, dated 03/31/97, matures
       04/01/97, repurchase price
       $55,010,000 (collateralized by
       various U.S. Treasury Notes, total
       par value  $54,070,000, 6.500%,
       04/30/97, total market value
       $56,195,000)                 55,000        55,000
                                               ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $905,424)                           905,424
                                               ---------
   TOTAL INVESTMENTS -- 100.3%
     (Cost $1,181,443)                         1,181,443
                                              ----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.3%)    (3,686)
                                              ----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
4

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (CONCLUDED)
----------------------------------------------------------
DESCRIPTION                                    VALUE (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
    Fund Shares of Trust Class
        (unlimited authorization -- no
        par value) based on 649,619,417
        outstanding shares of beneficial
        interest                              $ 649,619

    Fund Shares of Retail Class
        (unlimited authorization -- no
        par value) based on 527,809,258
        outstanding shares of beneficial
        interest                                527,809

    Fund Shares of Cash Sweep Class
        (unlimited authorization -- no
        par value) based on 308,851
        outstanding shares of beneficial
        interest                                    309

     Accumulated net realized gain on investments    20
                                             ----------
   TOTAL NET ASSETS-- 100.0%                 $1,177,757
                                             ==========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- TRUST CLASS                $1.00
                                             ==========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- RETAIL CLASS               $1.00
                                             ==========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CASH SWEEP CLASS           $1.00
                                             ==========

----------------------------------------------------------
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND
        PRINCIPAL SECURITIES
(1) TRI-PARTY REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
----------------------------------------------------------
   ALABAMA -- 1.0%
     Birmingham, Alabama, University of
       Alabama Health Services, VRDN,
       RB (A) (B) (C)
       3.950%, 12/01/26             $  800      $    800
                                                --------
   ARIZONA -- 1.0%
     Maricopa County, Arizona Industrial
       Development, RB
       12.000%, 01/01/08               415           425
     Pinal County, Arizona Industrial
       Development Pollution Control
       Revenue Newmont Project,
       VRDN, RB (A) (B) (C)
       3.850%, 12/01/09                400           400
                                                --------
                                                     825
                                                --------
   ARKANSAS -- 1.2%
     Little Rock Southwest Hospital,
       Ser 88, VRDN, RB (A) (B) (C)
       3.350%, 10/01/18                940           940
                                                --------
   CALIFORNIA -- 6.5%
     California Higher Education Authority
       Student Loan, RB (A)
       3.950%, 06/01/01                750           750
     California State, Ser 1996-1997, RAN
       4.500%, 06/30/97              2,500         2,503
     Los Angeles, California Department
       of Airports, Ser B, RB
       7.200%, 05/01/01              1,300         1,330
     Ravenswood, California City School
       District, TRAN
       4.500%, 07/08/97                500           501
     Union City, California Multi-Family
       Housing - Sierra Green Apartments,
       VRDN, RB (A) (B) (C)
       3.600%, 10/01/07                100           100
                                                --------
                                                   5,184
                                                --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
5

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
----------------------------------------------------------
   COLORADO -- 4.6%
     Colorado Housing Finance Authority,
       Cambray Park Project, VRDN,
       RB (A) (B) (C)
       3.550%, 05/01/15             $1,950      $  1,950
     Woodstream, Colorado
       Housing Financial Authority (A)
       3.550%, 06/01/05              1,710         1,710
                                                --------
                                                   3,660
                                                --------
   DISTRICT OF COLUMBIA -- 4.3%
     District of Columbia, Abraham & Laura
       Lisner Project, VRDN, RB (A) (B) (C)
       3.550%, 06/01/03              1,300         1,300
     District of Columbia, Ser B-1, VRDN,
       RB (A) (B) (C)
       3.900%, 06/01/03                300           300
     District of Columbia, Ser B-2, VRDN,
       RB (A) (B) (C)
       3.900%, 06/01/03                300           300
     District of Columbia, Ser B-3, VRDN,
       RB (A) (B) (C)
       3.900%, 06/01/03              1,200         1,200
     Washington, D.C., George Washington
       University (A)
       3.600%, 03/01/06                350           350
                                                --------
                                                   3,450
                                                --------
   FLORIDA -- 9.7%
     Brevard County Housing Finance
       Authority, Park Village & Malobar
       Lakes Project, VRDN, RB (A)
       3.550%, 12/01/10              1,500         1,500
     Florida Housing Finance Agency,
       Lakeside South Association,
       VRDN, RB (A)
       3.525%, 08/01/06              1,130         1,130

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
----------------------------------------------------------
     Florida Housing Finance Authority,
       Sarasota Beneva Place, Ser C VRDN,
       RB (A) (B) (C)
       3.460%, 10/01/06             $1,650      $  1,650
     Florida State Board of Education
       Capital Outlay, Ser C
       6.900%, 06/01/97                500           503
     Jacksonville University Hospital Center
       Project,VRDN, RB (A) (B) (C)
       3.600%, 02/01/19                300           300
     Osceola County, Florida Health Facilities
       Authorization Revenue Referendum,
       Lutheran Good Sam. Society, RB
       3.600%, 05/01/97                250           250
     Pinellas County, Florida Health Facilities
       Authority Revenue Pooled Hospital
       Program, VRDN, RB (A) (B) (C)
       3.850%, 12/01/15              1,500         1,500
     Suwannee County, Florida Advent
       Christian Project (A)
       3.550%, 10/01/19                975           975
                                                --------
                                                   7,808
                                                --------
   GEORGIA -- 0.5%
     DeKalb County, Wood Terrace Apartments
       Project, VRDN, RB (A) (B) (C)
       3.500%, 12/15/15                375           375
                                                --------
   IDAHO -- 2.6%
     Nez Perce County, Idaho Pollution Control,
       VRDN, RB (A) (B) (C)
       3.450%, 12/01/14              1,700         1,700
     University of Idaho, Student Fee
       Telecommunications, RB (FSA)
       4.100%, 04/01/97                400           400
                                                --------
                                                   2,100
                                                --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
6

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------
   ILLINOIS -- 10.5%
     Chicago, Illinois Multi-Family Housing
       Waveland Association Project, Ser A,
       VRDN, RB (A) (B) (C)
       3.450%, 11/01/10             $1,000      $  1,000
     Chicago, Illinois Multi-Family Housing
       Waveland Association Project, Ser E,
       VRDN, RB (A) (B) (C)
       3.450%, 11/01/10              1,100         1,100
     Illinois Development Financial Authority,
       Ser 84, VRDN, RB (A) (B) (C)
       3.570%, 12/01/09              1,300         1,300
     Illinois Development Financial Authority
       3.600%, 09/01/26              1,000         1,000
     Illinois Health Facilities Authority,
       Advocate Healthcare Network, Ser B,
       VRDN (A) (B)
       3.550%, 08/15/22              2,500         2,500
     Illinois State Health Facility Authority,
       Ser B, VRDN, RB (A) (B) (C)
       3.350%, 10/01/15                200           200
     Kendall and Kane Counties, Illinois
       Community School Districts
       Number 115, TAN
       4.400%, 01/21/98                750           752
     Orland Hills Mortgage Authority,
       Ser 1988-A, VRDN, RB (A) (B) (C)
       3.500%, 12/01/04                600           600
                                                --------
                                                   8,452
                                                --------
   INDIANA -- 4.5%
     Calumet Township of Lake County,
       Indiana, Ser 1996-A, GO
       4.000%, 07/15/97              1,525         1,525
     Fort Wayne, Educational Development
       Authority, Georgetown PL Venture,
       VRDN, RB (A) (B) (C)
       3.500%, 12/01/15                100           100

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
----------------------------------------------------------
   Indiana Residential Apartments,
       Ser A, VRDN, RB (A) (B)
       3.650%, 12/01/02             $2,000      $  2,000
                                                --------
                                                   3,625
                                                --------
   IOWA -- 1.8%
     Des Moines, Iowa, Drake University
       Project, Ser B, RB
       6.800%, 12/01/01                425           442
       6.800%, 12/01/02                450           468
       6.800%, 12/01/03                485           504
                                                --------
                                                   1,414
                                                --------
   KANSAS -- 2.0%
     Shawnee County, Kansas, TAN
       4.250%, 02/01/98                975           977
     Topeka Multi-Family Housing Revenue,
       Ser 85, VRDN, RB (A) (B)
       3.400%, 01/01/09                600           600
                                                --------
                                                   1,577
                                                --------
   KENTUCKY -- 1.6%
     Covington Industrial Building, Atkins &
       Pearce Inc., Ser 1995,
       VRDN, RB (A) (B) (C)
       3.500%, 04/01/05                500           500
     Louisville, Kentucky, Industrial
       Development Revenue Referendum --
       Zeochem Project, VRDN,
       RB (A) (B) (C)
       3.550%, 09/01/01                750           750
                                                --------
                                                   1,250
                                                --------
   LOUISIANA -- 4.0%
     Calcasieu Parish, Sales Tax District,
       Ser #4-A, VRDN, RB (A)
       3.500%, 09/01/01              1,000         1,000

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
7

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------
   LOUISIANA (CONTINUED)
     East Baton Rouge, Louisiana
       3.850%, 10/01/26             $1,000      $  1,000
     Louisiana Stadium and Exposition
       Hotel Occupancy Tax (FGIC)
       4.250%, 07/01/97                685           686
     New Orleans Industrial Development
       Board, Spectrum Control Technology,
       RB (A) (B) (C)
       3.600%, 03/01/07                500           500
                                                --------
                                                   3,186
                                                --------
   MARYLAND -- 0.8%
     Maryland Health & Higher Education
       Facilities Authority, Kennedy
       Krieger, VRDN, RB (A) (B) (C)
       3.600%, 07/01/23                600           600
                                                --------
   MICHIGAN -- 1.1%
     Grand Rapids, Michigan Water Supply
       Revenue Ser 1988, RB
       7.875%, 01/01/18                105           110
     Michigan State Job Development
       Authority, Pollution Control Revenue
       Mazda Motor Manufacturing,
       RB (A) (B) (C)
       3.550%, 10/01/08                125           125
     Oakland County, Michigan Economic
       Development  Limited Obligation
       Revenue Corners Shopping Center,
       VRDN, RB (A) (B) (C)
       3.650%, 04/07/97                635           635
                                                --------
                                                     870
                                                --------
   MINNESOTA -- 3.5%
     Hutchinson, Minnesota Economic
       Development Authority, VRDN,
       RB (A) (B) (C)
       3.800%, 08/15/97                340           340

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------
   MINNESOTA (CONTINUED)
     Minneapolis, Minnesota, Commerce
       At Centre VLG Project, Ser 1996
       4.000%, 09/01/97             $  715      $    715
     St. Paul, Minnesota Housing &
       Redevelopment Authority District
       Heating, Ser A, RB (A)
       3.600%, 12/01/12              1,750         1,750
                                                --------
                                                   2,805
                                                --------
   NEVADA -- 0.7%
     Henderson, Public Improvement
       Trust, Pueblo Verde I+II Apartment
       Project, Ser 1995a/95b #1071,
       VRDN, RB (A) (B) (C)
       3.500%, 08/01/26                525           525
                                                --------
   NEW YORK -- 3.2%
     Hempstead Town, New York Industrial
       Development Agency, RB
       7.375%, 12/01/05              1,500         1,530
     North Hempstead, New York,
       Ser A, BAN
       4.000%, 01/29/98              1,000         1,000
                                                --------
                                                   2,530
                                                --------
   NORTH CAROLINA -- 1.4%
     Buford, North Carolina,  Industrial
       Facility, Pollution Control Revenue,
       VRDN, RB (A) (B) (C)
       3.500%, 12/01/00                550           550
     North Carolina Medical Care Community,
       Hospital Revenue Pooled Finance
       Project, VRDN, RB (A) (B) (C)
       3.500%, 10/01/16                600           600
                                                --------
                                                   1,150
                                                --------
   OHIO -- 4.0%
     Bellevue, Ohio, Bellevue Hospital
       Project, RB (A)
       3.750%, 09/01/97                380           380

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
8

                                                     [Graphic--Marquis `M' Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------
   OHIO (CONTINUED)
     Columbus, Ohio, Electrical Systems
       Revenue, VRDN, RB (A) (B) (C)
       3.450%, 04/01/97             $1,400      $  1,400
     Cuyahoga County, Ohio, Ida Edgecomb
       Metals Project, VRDN, RB (A) (B) (C)
       3.400%, 09/01/09                200           200
     Ohio State Building Authority State
       Correctional Facilities, RB
       8.400%, 04/01/97                500           500
     Village of Canal Winchester, Ohio, BAN
       4.500%, 08/13/97                700           701
                                                --------
                                                   3,181
                                                --------
   OKLAHOMA -- 6.4%
     Muskogee, Oklahoma, Industrial Trust
       Revenue, VRDN, RB (A) (B) (C)
       3.650%, 12/01/15              1,100         1,100
     Oklahoma City, Industrial Development
       Authority, Baptist General Convention
       Refunding, Ser 89, RB (A) (B) (C)
       3.600%, 03/01/09              1,270         1,270
     Oklahoma City, University City Project,
       Ser 85, VRDN, RB (A) (B) (C)
       3.650%, 08/01/15                600           600
     Tulsa City, Oklahoma, Industrial
       Authority Health Care, Laureate
       Psychiatric Project, VRDN, RB (A)
       3.650%, 12/15/08              2,000         2,000
     Yukon, Oklahoma, Municipal Authority
       Sales Tax & Utility System, RB (AMBAC)
       4.200%, 06/01/97                180           180
                                                --------
                                                   5,150
                                                --------

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------
   PENNSYLVANIA -- 7.4%
     Allegheny County Hospital Development
       Authority, Childrens Hospital, Ser B,
       VRDN, RB (MBIA) (A) (B)
       3.350%, 01/01/21           $    250      $    250
     Bucks County Industrial Development
       Authority, Edgcomb Metals Project,
       VRDN, RB (A) (B) (C)
       3.300%, 10/01/09                200           200
     Delaware County, Pennsylvania  Industrial
       Development Authority,  Scott Paper
       Company Project, Ser A, RB
       3.450%, 12/01/18                500           500
     Montgomery County Higher  Education
       & Health Facility  Authority, Higher
       Education &  Loan, Ser 96-A, VRDN,
       RB (A) (B) (C)
       3.700%, 06/01/21              2,500         2,500
     Philadelphia School District, TRAN
       4.500%, 06/30/97                500           501
     Quakertown, Pennsylvania, General
       Authority, Ser A, VRDN,
       RB (A) (B) (C)
       3.500%, 07/01/26              2,000         2,000
                                                --------
                                                   5,951
                                                --------
   TENNESSEE -- 2.5%
     Franklin County, Tennessee, Health &
       Education Facilities Board University
       of South Sewanee Credit
       Enhancement Project, RB (A)
       3.650%, 09/01/10                360           360
     Germantown, Tennessee, GO
       3.800%, 01/01/98                505           505
     Jefferson County Industrial
       Development (A)
       3.750%, 04/01/98              1,000         1,000
     Maury County, Tennessee Hillview Health
       Care Center Ser 86 (A)
       3.650%, 06/01/04                155           155
                                                --------
                                                   2,020
                                                --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
9

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------
   TEXAS -- 3.0%
     Corpus Christi, Texas, Texas Industrial
       Development Authority Air Inventory
       Project (A)
       3.850%, 08/01/11            $   130      $    130
     Harris County, Buckner Retirement
       Services Project, VRDN, RB (A) (B) (C)
       3.500%, 08/15/26              1,500         1,500
     Keller, Texas Independent School
       District, GO, (C)
       8.250%, 08/01/97                500           507
     San Antonio, Texas, GO
       7.500%, 05/01/12                300           305
                                                --------
                                                   2,442
                                                --------
   UTAH -- 1.4%
     Salt Lake City, Industrial Development
       Authority, Park View Plaza Project,
       VRDN, RB (A) (B) (C)
       3.510%, 12/01/14                300           300
     West Valley, Utah, Industrial Development
       Authority, Johnson Matthey Project,
       RB (A)
       3.950%, 11/01/11                800           800
                                                --------
                                                   1,100
                                                --------
   VIRGINIA -- 2.1%
     Fairfax County, Virginia, Ser A, GO
       7.000%, 04/01/06                500           510
     Fairfax County,Virginia, Industrial
       Development Authority, Fairfax
       Hospital, Ser A (A)
       3.500%, 10/01/25              1,200         1,200
                                                --------
                                                   1,710
                                                --------

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------
   WEST VIRGINIA -- 0.4%
     Mingo County, Board of Education,
       GO (AMBAC)
       9.700%, 10/01/97            $   340      $    350
                                                --------
   WISCONSIN -- 4.5%
     Arcadia, Wisconsin School District, BAN
       4.500%, 06/01/97              1,000         1,001
     Indian Hill,Wisconsin, Maple Dale
        School District, TRAN
       4.190%, 08/20/97                600           600
     Kettle, Wisconsin, Moraine School
       District, TRAN
       4.010%, 08/22/97                500           500
     Tomah Area School District,
       Wisconsin TRAN
       4.190%, 09/17/97                500           500
     West Bend City, Wisconsin School
       District #1, TRAN
       3.970%, 09/19/97              1,000         1,000
                                                --------
                                                   3,601
                                                --------
   WYOMING -- 1.2%
     Sweetwater County Wyoming, Pollution
       Control Revenue Pacificorp Project,
       VRDN, RB (AMBAC) (A) (B) (C)
       3.850%, 11/01/24              1,000         1,000
                                                --------
     TOTAL MUNICIPAL BONDS
       (Cost $79,631)                             79,631
                                                --------
   TOTAL INVESTMENTS -- 99.4%
     (Cost $79,631)                               79,631
                                                --------
   OTHER ASSETS AND LIABILITIES, NET-- 0.6%          516
                                                --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND (CONCLUDED)
----------------------------------------------------------
DESCRIPTION                                 VALUE (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
     Fund Shares (unlimited authorization -- no
       par value) based on 80,143,829
       outstanding shares of beneficial
       interest                                  $80,144
     Undistributed net investment income               3
                                                --------
   TOTAL NET ASSETS-- 100.0%                     $80,147
                                                ========

   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE                              $1.00
                                                ========
----------------------------------------------------------

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
(B) PUT AND DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY SHOWN IS THE LESSER OF THE PUT DATE OR THE MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR OTHER CREDIT SUPPORT.
BAN--BOND  ANTICIPATION  NOTE
GO--GENERAL  OBLIGATION
RAN--REVENUE ANTICIPATION NOTE
RB--REVENUE  BOND
SER--SERIES
TAN--TAX  ANTICIPATION  NOTE
TRAN--TAX  AND REVENUE  ANTICIPATION  NOTE
VRDN--VARIABLE  RATE DEMAND NOTE THE
FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
----------------------------------------------------------
     FFCB
       7.510%, 02/13/98           $    250      $    253
       8.650%, 10/01/99                255           267
     FHLB
       5.370%, 11/03/00                500           475
       7.500%, 08/10/04                500           513
     FHLMC
       6.300%, 03/15/03                135           129
       6.280%, 07/15/03                250           238
       7.930%, 01/20/05                250           261
     FICO STRIPS
       0.000%, 10/05/05                180            97
       0.000%, 12/27/05                334           177
       0.000%, 10/06/06                500           250
       0.000%, 11/11/06              1,000           496
       0.000%, 12/27/06                500           245
     Farmer MAC
       7.560%, 05/28/02                500           513
     FNMA
       9.550%, 12/10/97              1,075         1,098
       9.150%, 04/10/98              1,175         1,208
       9.550%, 03/10/99                255           269
       7.000%, 08/12/02                250           246
       5.875%, 02/02/06              5,000         4,575
     SBA  Ser 1988-10-C
       9.350%, 07/01/98                 12            13
     TVA
       6.250%, 08/01/99                400           395
       8.375%, 10/01/99              2,900         3,016
                                                --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $15,310)                             14,734
                                                --------
----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 38.8%
----------------------------------------------------------
     FHLMC  CMO
       7.500%, 11/15/01              4,350         4,394
       6.700%, 05/15/05              1,925         1,896
       7.000%, 09/15/07              3,425         3,230
       6.500%, 04/15/08              4,850         4,475
       7.750%, 01/15/20              1,285         1,294

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
11

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
----------------------------------------------------------
     FHLMC
        7.000%, 04/01/00          $     23      $     23
        9.000%, 11/01/05               844           877
        9.000%, 05/01/06             1,260         1,308
        7.250%, 05/01/07                52            51
        9.000%, 08/01/09               747           771
        9.000%, 12/01/09             1,137         1,193
        6.500%, 11/15/22             5,000         4,626
     FNMA REMIC
        9.150%, 08/25/03               171           172
        7.350%, 06/25/07             2,000         1,898
        6.250%, 10/25/22                87            86
     FNMA
        8.500%, 03/01/98               128           132
        7.000%, 09/01/07             3,278         3,222
        6.250%, 01/25/09             1,000           939
     GNMA
        6.500%, 07/15/08             1,213         1,170
        6.500%, 03/15/09               114           110
        6.500%, 05/15/09             3,060         2,952
        9.000%, 09/15/16               294           309
        9.000%, 10/15/16               110           116
        9.500%, 08/15/17               499           536
       10.000%, 04/15/19               204           224
       10.000%, 05/15/19                48            54
        9.500%, 12/15/19               378           406
        7.500%, 06/15/23             4,129         4,045
        7.000%, 03/15/24             2,201         2,101
        8.500%, 10/15/24             1,347         1,382
        8.000%, 07/15/25             2,215         2,225
        7.000%, 01/15/26             4,869         4,645
        7.500%, 03/15/27             3,030         2,968
     GNMA II
       10.500%, 06/15/98                 7             7
       10.500%, 09/15/98                 1             1
        9.000%, 07/15/16               558           586
        9.000%, 11/15/16               287           301
        7.000%, 04/15/24             2,928         2,793
                                                --------

----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $59,350)                            $57,518
                                                --------
----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
----------------------------------------------------------
     Treasury LINCS
       6.000%, 08/15/09           $  2,500         2,203
     U.S. Treasury Notes
       8.500%, 04/15/97              2,750         2,753
       6.500%, 04/30/97              1,450         1,451
       6.875%, 04/30/97              6,350         6,357
       8.500%, 07/15/97              1,500         1,512
       6.500%, 08/15/97              2,500         2,508
       8.625%, 08/15/97                925           935
       5.125%, 04/30/98              1,800         1,781
       9.000%, 05/15/98              1,425         1,469
       5.125%, 06/30/98              2,500         2,469
       9.250%, 08/15/98              2,425         2,518
       5.625%, 11/30/98              3,000         2,965
       6.375%, 01/15/99              1,500         1,500
       7.125%, 09/30/99              3,000         3,040
       6.000%, 10/15/99              1,500         1,483
       7.875%, 11/15/99              1,300         1,341
       8.500%, 02/15/00              2,850         2,989
       5.500%, 04/15/00                500           485
       8.750%, 08/15/00              2,775         2,947
       6.375%, 08/15/02              5,425         5,328
       5.750%, 08/15/03              2,000         1,889
       5.875%, 02/15/04              1,500         1,419
       6.500%, 08/15/05              3,000         2,917
     U.S. Treasury Bonds
       5.625%, 02/15/06             12,500        11,423
       9.375%, 02/15/06              1,000         1,161
       7.125%, 02/15/23              2,500         2,470
                                                --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $71,299)                             69,313
                                                --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONCLUDED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
CORPORATE OBLIGATIONS -- 2.9%
----------------------------------------------------------
     Anheuser Busch
       8.750%, 12/01/99            $   600      $    629
     Ford Capital
       9.000%, 08/15/98              1,425         1,473
     General Foods
       6.000%, 06/15/01                500           477
     Lehman Brothers Holdings
       6.375%, 06/01/98                500           499
     New England Telephone & Telegraph
       6.250%, 12/15/97                700           701
     Pepsico
       7.625%, 12/18/98                500           509
                                                --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $4,333)                               4,288
                                                --------
----------------------------------------------------------
CASH EQUIVALENT -- 0.6%
----------------------------------------------------------
     SEI Liquid Asset Trust Government
       Portfolio (A)                   899           899
                                                --------
     TOTAL CASH EQUIVALENT
       (Cost $899)                                   899
                                                --------
   TOTAL INVESTMENTS -- 99.0%
     (Cost $151,191)                             146,752
                                                --------
   OTHER ASSETS AND LIABILITIES, NET-- 1.0%        1,463
                                                --------
----------------------------------------------------------
DESCRIPTION                                    VALUE (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
     Fund Shares of Class A (unlimited
       authorization  -- no par value)
       based on 15,304,629 outstanding
       shares of beneficial interest            $152,827
     Fund Shares of Class B (unlimited
       authorization  -- no par value)
       based on 68,322 outstanding shares
       of beneficial interest                        674
     Accumulated net realized loss on
       investments                                  (848)
     Net unrealized depreciation on
       investments                                (4,438)
                                                --------
   TOTAL NET ASSETS-- 100.0%                    $148,215
                                                ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A                     $9.64
                                                ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A ($9.64 / 96.50%)                      $9.99
                                                ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B (1)                $9.69
                                                ========
----------------------------------------------------------
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
CMO--COLLATERALIZED MORTGAGE OBLIGATION
FARMER MAC--FEDERAL  AGRICULTURAL MORTGAGE CORPORATION
FFCB--FEDERAL FARM CREDIT
BANK FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE  CORPORATION
FICO--FINANCING   CORPORATION
FNMA--FEDERAL   NATIONAL  MORTGAGE   ASSOCIATION
GNMA--GOVERNMENT  NATIONAL MORTGAGE ASSOCIATION
LINCS--SYNTHETIC-LINKED  COUPON SECURITIES
REMIC--REAL ESTATE MORTGAGE  INVESTMENT CONDUIT
SBA--SMALL  BUSINESS ADMINISTRATION
SER--SERIES
STRIPS--SEPARATELY  TRADED REGISTERED  INTEREST AND PRINCIPAL SECURITIES
TVA--TENNESSEE VALLEY AUTHORITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
13

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 38.4%
----------------------------------------------------------
     FHLMC
       7.500%, 02/01/27               $993      $    977
       8.000%, 02/01/27                503           506
     FNMA
       8.000%, 09/01/26                499           502
       7.500%, 10/01/26                501           492
       7.500%, 02/01/27                493           484
     GNMA
       7.500%, 02/15/27                499           489
       7.750%, 02/15/27                494           490
       8.000%, 03/20/27                500           500
     GNMA II
       8.000%, 02/15/27                494           497
                                                --------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $5,048)                               4,937
                                                --------
----------------------------------------------------------
CORPORATE OBLIGATIONS -- 52.7%
----------------------------------------------------------
   FINANCIAL SERVICES -- 24.0%
     Aetna Services
       7.625%, 08/15/26                250           240
     Bankers Trust NY
       7.250%, 10/15/11                250           237
     Ford Motor Credit
       6.250%, 12/08/05                250           230
     Korea Development Bank, Ser B
       8.140%, 05/04/99                250           257
     Lehman Brothers
       8.500%, 08/01/15                295           309
     Loew's
       7.625%, 06/01/23                300           278
     Nationsbank
       7.800%, 09/15/16                500           498
     Sunamerica
       8.125%, 04/28/23                419           418
     Torchmark
       7.875%, 05/15/23                400           382
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
----------------------------------------------------------
   FINANCIAL SERVICES (CONTINUED)
     US West Capital Funding
       7.300%, 01/15/07               $250      $    244
                                                --------
                                                   3,093
                                                --------
   INDUSTRIAL -- 14.7%
     Brunswick
       7.375%, 09/01/23                400           372
     Canadian Pacific Limited
       9.450%, 08/01/21                280           319
     Eastman Chemical
       7.600%, 02/01/27                250           240
     IBM
       7.000%, 10/30/25                250           228
     Philip Morris
       7.200%, 02/01/07                250           240
     Weyerhaeuser
       7.500%, 03/01/13                500           494
                                                --------
                                                   1,893
                                                --------
   UTILITIES -- 14.0%
     Commonwealth Edison
       8.375%, 09/15/22                300           291
     GTE
       7.900%, 02/01/27                400           388
     MCI Communications
       8.250%, 01/20/23                400           400
     Minnesota Power & Light
       7.500%, 08/01/07                200           196
     Pacificorp, Ser F
       7.240%, 08/16/23                250           235
     United Telephone Florida
       8.375%, 01/15/25                270           288
                                                --------
                                                   1,798
                                                --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $7,078)                               6,784
                                                --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997
STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (CONCLUDED)
----------------------------------------------------------
DESCRIPTION                        PAR (000)   VALUE (000)
----------------------------------------------------------
CASH EQUIVALENT -- 0.4%
----------------------------------------------------------
     SEI Liquid Asset Trust
       Government Portfolio (A)      $  53      $     54
                                                --------
     TOTAL CASH EQUIVALENT
       (Cost $54)                                     54
                                                --------
----------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.5%
----------------------------------------------------------
     Morgan Stanley
       6.200%, dated 03/31/97,
       matures 04/01/97,
       repurchase price
       $478,000 (collateralized
       by various FNMA obligations,
       total par value
       $6,018,000, 9.000%-10.000%,
       09/01/18-11/01/19,
       total market value
       $491,000) (1)                 $ 477      $    477
     UBS Securities
       6.350%, dated 03/31/97,
       matures 04/01/97, repurchase
       price $482,000 (collateralized
       by U.S. Treasury Note,
        par value $490,000, 5.875%,
       11/15/99, market value
       $493,000) (1)                   482           482
                                                --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $960)                                   959
                                                --------
   TOTAL INVESTMENTS -- 99.0%
     (Cost $13,140)                               12,734
                                                --------
   OTHER ASSETS AND LIABILITIES, NET-- 1.0%          130
                                                --------
----------------------------------------------------------
DESCRIPTION                                  VALUE (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
     Fund Shares of Class A
       (unlimited  authorization  --
       no par value) based on
       1,319,932 outstanding shares
       of beneficial interest                   $ 13,184
     Fund Shares of Class B
       (unlimited  authorization  --
       no par value) based on
       8,775 outstanding shares
       of beneficial interest                         86
     Net unrealized depreciation on investments     (406)
                                                --------
   TOTAL NET ASSETS-- 100.0%                     $12,864
                                                ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A                     $9.68
                                                ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A ($9.68 / 96.50%)                     $10.03
                                                ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE ---CLASS B (2)                $9.69
                                                ========
----------------------------------------------------------
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE
    STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON
    MARCH 31, 1997.
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER--SERIES
(1) TRI-PARTY REPURCHASE AGREEMENT
(2) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
    FOR A  DESCRIPTION OF A POSSIBLE SALES CHARGE,
    SEE NOTES TO THE FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
15

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME FUND
----------------------------------------------------------------
DESCRIPTION                            PAR (000)     VALUE (000)
----------------------------------------------------------------
MUNICIPAL BONDS -- 96.9%
----------------------------------------------------------------
   LOUISIANA -- 96.9%
     Alexandria, Louisiana Utilities
       Revenue (FGIC)
       5.250%, 05/01/11                     $100        $  97
     Alexandria, Louisiana Utilities
       Revenue Ser B
       4.650%, 05/01/04                      150          146
     Ascension Parish, Louisiana Parish-
       Wide School District GO (AMBAC)
       4.900%, 03/01/09                      150          144
     Baton Rouge Louisiana Sales & Use
       Tax RB (FSA)
       6.000%, 08/01/08                      200          208
     Bossier City Louisiana Utility RB (FGIC)
       4.800%, 10/01/05                      500          490
     Caddo Parish, Louisiana, GO (MBIA)
       5.000%, 02/01/05                      350          348
     East Baton Rouge Parish, Louisiana
       Sales & Use Tax RB (FGIC)
       4.800%, 02/01/06                      650          633
     East Baton Rouge Parish, Louisiana
       Sales & Use Tax Revenue Sewer
       Improvements Ser A (FGIC)
       4.800%, 02/01/09                      340          318
     East Baton Rouge Parish, Louisiana
       Sales & Use Tax RB (FGIC)
       5.900%, 02/01/16                      500          506
     East Baton Rouge, Louisiana Mortgage
       Financing Authority Ser B
       4.350%, 10/01/00                       75           75
       5.300%, 10/01/14                       85           80
     Ernest N. Morial Exhibition Hall Special
       Tax RB (MBIA)
       4.700%, 07/15/05                      115          112
     Ernest N. Morial Exhibition Hall Special
       Tax Refunding (MBIA)
       4.900%, 07/15/07                      515          502

------------------------------------------------------------------
DESCRIPTION                              PAR (000)     VALUE (000)
------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------
   LOUISIANA (CONTINUED)
     Gretna, Louisiana Refunding - Sales
       Tax Revenue (AMBAC)
       5.200%, 06/01/06                     $225         $225
     Iberville School District (FSA)
       5.750%, 10/01/03                      250          262
     Jefferson Parish, Louisiana Sales & Use
       Tax RB (AMBAC)
       5.000%, 02/01/08                      130          126
     Jefferson Parish, Louisiana Sales & Use
       Tax RB (AMBAC)
       5.000%, 02/01/13                      700          650
     Jefferson Parish, Louisiana School District
       Sales & Use Tax RB (MBIA)
       6.250%, 02/01/08                      300          317
     Jefferson Parish, Louisiana Ad Valorem
       Property Tax, GO Ser A (FGIC)
       5.250%, 09/01/05                      250          252
     Jefferson Parish, Louisiana Hospital
       Services (FGIC)
       5.100%, 01/01/05                      300          299
     Jefferson Parish, Louisiana Hospital
       Services (FGIC)
       5.300%, 01/01/07                      100          100
     Kenner, Louisiana Sales Tax
       Revenue (FGIC)
       5.750%, 06/01/06                      100          103
     Lafayette Parish, Louisiana School Board
       Sales Tax RB (FSA)
       4.875%, 04/01/04                      575          570
     Lafayette Public Improvement RB
       Ser A (FGIC)
       4.900%, 03/01/03                      505          504
     Lafayette Public Improvement
       Sales Tax Revenue (FGIC)
       5.500%, 03/01/07                      200          203

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME FUND (CONTINUED)
-----------------------------------------------------------------------
DESCRIPTION                                 PAR (000)       VALUE (000)
-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
   LOUISIANA (CONTINUED)
     Lafayette, Louisiana Public Improvement
       Sales Tax Revenue (FGIC)
       4.625%, 05/01/05                       $ 300          $ 289
     Lafayette, Louisiana Public Power
       Authority Electric Revenue
       Refunding (AMBAC)
       5.000%, 11/01/06                         250            246
       5.250%, 11/01/09                         250            246
     Lafayette, Louisiana Utilities
       Revenue (AMBAC)
       4.100%, 11/01/99                         275            272
     Lafayette, Louisiana Utility Revenue
       Refunding Bonds  (AMBAC)
       4.700%, 11/01/04                         125            122
     Louisiana Housing Finance Agency
       Mortgage Single Family Ser B RB
       6.000%, 06/01/15                         830            830
     Louisiana Public Facilities Authority
       Department of Public Safety
       Equipment Leasing RB (AMBAC)
       5.000%, 08/01/05                         400            392
     Louisiana Public Facilities Authority
       Department of Public Safety
       RB (AMBAC)
       4.900%, 08/01/04                         500            491
     Louisiana State Alton Ochsner Medical
       Foundation PJ-B (MBIA)
       6.000%, 05/15/17                         100            100
     Louisiana State Energy & Power
       Authority RB (FGIC)
       6.000%, 01/01/13                         500            505
     Louisiana State GO (FGIC)
       6.000%, 08/01/04                       1,000          1,060

------------------------------------------------------------------------
DESCRIPTION                                 PAR (000)        VALUE (000)
------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
   LOUISIANA (CONTINUED)
     Louisiana State GO Ser A (MBIA)
       5.500%, 05/15/05                       $500            $513
       5.600%, 05/15/07                        250             257
       5.700%, 05/15/08                        250             257
     Louisiana State Greater New Orleans
       Expressway, Louisiana Expressway
       Revenue
       4.800%, 11/01/97                         25              25
     Louisiana State Public Facilities
       Authority Alton Ochsner Medical
       Foundation Project RB Ser A (MBIA)
       6.000%, 05/15/01                        100             105
     Louisiana State Public Facilities Authority
       Our Lady of Lake Regional Center
       RB (MBIA)
       5.900%, 12/01/06                        390             403
     Louisiana State Public Facilities Authority
       Special Insurance Assessment
       Revenue (FSA)
       4.400%, 10/01/00                        120             119
     Louisiana State Public Facilities Authority
       Revenue Jefferson Parish Eastbank
       Project (FGIC)
       4.850%, 08/01/06                        250             243
     Louisiana State Public Facilities Authority
       RB Ser A (FSA)
       5.100%, 03/01/01                        250             253
     Louisiana State Refunding Bonds
       GO (MBIA)
       5.375%, 08/01/05                        400             407
     Louisiana State Refunding Bonds Ad
       Valorem Property Tax GO (MBIA)
       6.250%, 08/01/99                        250             256
     Louisiana State Refunding GO
       Ser A (MBIA)
       5.100%, 08/01/01                        250             253

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
17

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME FUND (CONTINUED)
-----------------------------------------------------------------
DESCRIPTION                             PAR (000)     VALUE (000)
-----------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------
   LOUISIANA (CONTINUED)
     Louisiana State Refunding GO
       Ser A (MBIA)
       5.300%, 08/01/04                    $250           $254
     Louisiana State Refunding GO, Ser A
       6.600%, 08/01/97                     200            202
     Louisiana State University Agricultural
       & Mechanical College (FGIC)
       5.400%, 07/01/05                     150            153
       5.500%, 07/01/06                     250            255
       5.750%, 07/01/14                     500            497
     Louisiana State Unlimited GO (MBIA)
       5.600%, 08/01/07                     250            257
       5.600%, 08/01/08                     250            256
     Louisiana State Unlimited Tax
       GO (FGIC)
       5.125%, 04/15/08                   1,000            982
     Mandeville, Louisiana Water Utility
       Improvements, Ad Valorem
       Property Tax
       5.150%, 02/01/10                     100             97
     Natchitoches Parish, Louisiana School
       District #7 GO (FSA)
       4.900%, 03/01/07                     190            186
     New Orleans, Louisiana Home Mortgage
       Special Obligation
       6.250%, 01/15/11                     500            530
     New Orleans, Louisiana Unlimited
       GO (FGIC)
       5.850%, 11/01/09                     350            359
     Orleans Parish School Board, Louisiana
       Public School Capital Refinancing
       RB (MBIA)
       6.000%, 06/01/09                     555            586

----------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
----------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------
   LOUISIANA (CONTINUED)
     Orleans Parish School Board, Louisiana
       Unlimited GO (FGIC)
       5.300%, 09/01/10                    $250           $246
     Orleans Parish, Louisiana School Board
       Public School Capital Refinancing
       (MBIA)
       5.000%, 12/01/05                     250            249
     Saint James Parish Louisiana General
       Obligation Unlimited Ad Valorem
       Property Tax
       5.200%, 03/01/08                      75             74
     Saint James Parish, Louisiana General
       Obligation Unlimited Ad Valorem
       Property Tax
       4.800%, 03/01/05                       85            83
     Saint Tammany Parish, Louisiana School
       Board Sales & Use Tax (FGIC)
       5.750%, 04/01/03                      250           260
     Saint Tammany Parish, Louisiana School
       District #12 (FGIC)
       6.500%, 03/01/05                      200           210
     Saint Tammany Parish Sales & Use
       Tax Revenue (FGIC)
       5.750%, 04/01/06                      250           260
     Shreveport, Louisiana Public
       Improvements Ad Valorem
       Property Tax
       4.750%, 12/01/09                      200           183
     Shreveport, Louisiana Unlimited Tax
       GO (AMBAC)
       5.150%, 02/01/09                      265           259
     Slidell, Louisiana Unlimited GO (AMBAC)
       5.000%, 03/01/13                      400           371
     Slidell, Louisiana Sales & Use Tax
       Revenue Public Improvement Ser B
       5.400%, 10/01/07                      200           202

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
18

                                                     [Graphic--Marquis "M" Logo]
                                                                  March 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME FUND (CONCLUDED)
------------------------------------------------------------------
DESCRIPTION                               PAR (000)    VALUE (000)
------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------
   LOUISIANA (CONTINUED)
     Slidell, Louisiana Unlimited
       GO (AMBAC)
       4.900%, 03/01/09                     $200     $     190
     Slidell, Louisiana, Sales & Use Tax
       Revenue Public Improvement Ser B
       5.200%, 10/01/05                      100           101
                                                      --------
                                                        22,216
                                                      --------
     TOTAL MUNICIPAL BONDS
       (Cost $22,233)                                   22,216
                                                      --------
------------------------------------------------------------------
CASH EQUIVALENTS -- 6.5%
------------------------------------------------------------------
     SEI Tax-Exempt Trust
       Institutional Tax Free
        Portfolio (A)                       753            754
     SEI Tax Exempt Trust Tax
       Free Portfolio (A)                   749            749
                                                      --------
     TOTAL CASH EQUIVALENTS
       (Cost $1,503)                                     1,503
                                                      --------
   TOTAL INVESTMENTS -- 103.4%
     (Cost $23,736)                                     23,719
                                                      --------
   OTHER ASSETS AND LIABILITIES, NET -- (3.4%)            (787)
                                                      --------
------------------------------------------------------------------
DESCRIPTION                                         VALUE (000)
------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------
     Fund Shares of Class A (unlimited
       authorization --- no par value)
       based on 2,262,998 outstanding
       shares of beneficial interest                   $22,211
     Fund Shares of Class B (unlimited
       authorization  -- no par value)
       based on 78,871 outstanding shares
       of beneficial interest                              792
     Accumulated net realized loss on investments         (54)
     Net unrealized depreciation on investments           (17)
                                                       -------
   TOTAL NET ASSETS-- 100.0%                           $22,932
                                                       =======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A                           $9.79
                                                       =======
   MAXIMUM OFFERING PRICE PER SHARE ---
     CLASS A ( $9.79 / 96.50%)                          $10.15
                                                       =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE --- CLASS B (1)                     $9.80
                                                       =======
--------------------------------------------------------------------------------

(A) VARIABLE RATE INSTRUMENT.THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
GO--GENERAL OBLIGATION
RB--REVENUE BOND
SER--SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
19

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------
DESCRIPTION                            SHARES          VALUE (000)
------------------------------------------------------------------
COMMON STOCKS -- 52.9%
------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 0.7%
     Sci Systems*                       16,200        $    820
                                                      --------
   AIR TRANSPORTATION -- 0.8%
     British Airways, PLC, ADR*          9,200             967
                                                      --------
   APPAREL/TEXTILES -- 1.8%
     Jones Apparel Group*               28,600           1,062
     Tommy Hilfiger*                    10,000             522
     VF                                  7,900             528
                                                      --------
                                                         2,112
                                                      --------
   AUTOMOTIVE -- 1.9%
     Chrysler                           25,500             765
     Ford Motor                         26,350             827
     TRW                                13,600             704
                                                      --------
                                                         2,296
                                                      --------
   BANKS -- 4.4%
     BankAmerica                         7,200             725
     Citicorp                            5,900             639
     First Union                        10,200             827
     J.P. Morgan                         9,900             973
     PNC Bank                           17,800             712
     Republic New York                   5,500             485
     Standard Federal Bancorporation    15,500             899
                                                      --------
                                                         5,260
                                                      --------
   BUILDING & CONSTRUCTION-- 0.5%
     Lennar                             25,600             627
                                                      --------
   CHEMICALS -- 3.3%
     E.I. du Pont de Nemours             9,070             961
     Dow Chemical                        6,000             480
     Lubrizol                           22,800             741
     Praxair                            18,120             813
     Vulcan Materials                   13,950             905
                                                      --------
                                                         3,900
                                                      --------
---------------------------------------------------------------
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
   COMPUTERS & SERVICES -- 3.2%
     Compaq Computer*                   10,000       $    766
     Gateway 2000*                      14,660            751
     Hewlett Packard                    15,000            799
     Seagate Technology*                16,200            727
     Tektronix                          14,000            707
                                                     --------
                                                        3,750
                                                     --------
   CONCRETE & MINERAL PRODUCTS -- 0.7%
     Armstrong World Industries         11,970            775
                                                     --------
   CONSUMER PRODUCTS -- 0.7%
     International Game Technology      24,000            387
     Nine West Group*                   11,000            492
                                                     --------
                                                          879
                                                     --------
   DRUGS -- 1.2%
     Merck                               9,330            786
     Schering Plough                     8,200            597
                                                     --------
                                                        1,383
                                                     --------
   ELECTRICAL SERVICES -- 5.6%
     Baltimore Gas & Electric            13,000           348
     Consolidated Edison New York        29,100           873
     Duke Power                           8,600           379
     Florida Progress                    15,400           468
     GPU                                 26,000           835
     New England Electric System         17,300           595
     Nipsco Industries                   17,300           679
     OGE Energy Corporation               9,400           394
     PP&L Resources                      26,400           535
     Pacific Enterprises                 18,600           563
     Public Service Enterprise Group     21,500           564
     Southern                            21,100           446
                                                     --------
                                                        6,679
                                                     --------
   FINANCIAL SERVICES -- 3.0%
     Alex Brown                          14,800           629
     Bear Stearns                        38,256         1,004
     Greenpoint Financial Corporation    17,400           896
     SLMA                                10,600         1,010
                                                     --------
                                                        3,539
                                                     --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
20

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
BALANCED FUND (CONTINUED)
-----------------------------------------------------------------
DESCRIPTION                              SHARES       VALUE (000)
-----------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO -- 0.5%
     IBP                                 26,400       $    650
                                                      --------
   HOUSEHOLD PRODUCTS -- 0.5%
     Maytag                              29,000            598
                                                      --------
   INSURANCE -- 2.6%
     AMBAC                               17,300          1,116
     Providian                           18,400            984
     Travelers                           19,600            938
                                                      --------
                                                         3,038
                                                      --------
   LEISURE -- 0.4%
     Callaway Golf                       16,000            458
                                                      --------
   LUMBER & WOOD PRODUCTS -- 0.8%
     Plum Creek Timber Company           32,000            892
                                                      --------
   MACHINERY -- 2.9%
     Caterpillar                         10,200            819
     Crane                               19,500            612
     Cummins Engine                      14,000            717
     Deere                               13,800            600
     Parker Hannifin                     16,850            720
                                                      --------
                                                         3,468
                                                      --------
   MEDICAL PRODUCTS & SERVICES -- 0.5%
     Lincare Holdings Incorporated* 15,700                 648
                                                      --------
   MISCELLANEOUS BUSINESS SERVICES -- 1.1%
     Computer Associates International    13,800           536
     Microsoft*                            2,800           257
                                                      --------
                                                           793
                                                      --------
   MISCELLANEOUS MANUFACTURING -- 1.1%
     Harsco                               22,800           829
     Wolverine Tube*                      16,800           437
                                                      --------
                                                         1,266
                                                      --------
   MISCELLANEOUS TRANSPORTATION -- 0.5%
     Fleetwood Enterprises                23,700           593
                                                      --------
-------------------------------------------------------------------
DESCRIPTION                              SHARES         VALUE (000)
-------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS-- 2.5%
     Noble Drilling*                      36,000      $    621
     Phillips Petroleum                   16,200           662
     Union Texas Petroleum                45,000           827
     USX-Marathon Group                   32,000           892
                                                      --------
                                                         3,002
                                                      --------
   PETROLEUM REFINING -- 0.7%
     Mobil                                 6,000           784
                                                      --------
   PROFESSIONAL SERVICES -- 1.8%
     Moore                                41,590           832
     Servicemaster Limited Partnership    31,650           862
     Tech Data Corporation*               20,000           483
                                                      --------
                                                         2,177
                                                      --------

   RAILROADS -- 0.7%
     Illinois Central Corporation         26,700           841
                                                      --------
   RETAIL -- 3.6%
     American Stores                      17,300           770
     Limited                              26,000           478
     Lone Star Steakhouse & Saloon*       23,000           526
     Ross Stores Incorporated             34,260           869
     TJX                                  20,200           864
     Waban*                               27,700           772
                                                      --------
                                                         4,279
                                                      --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 1.5%
     Applied Materials*                   17,000           788
     Micron Technology                    25,480         1,032
                                                      --------
                                                         1,820
                                                      --------
   STEEL & STEEL WORKS -- 1.2%
     LTV                                  50,000           631
     USX-U.S. Steel Group Incorporated    28,530           760
                                                      --------
                                                         1,391
                                                      --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
21

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
BALANCED FUND (CONTINUED)
------------------------------------------------------------------
DESCRIPTION                       SHARES/PAR (000)     VALUE (000)
------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION-- 1.3%
     Ameritech                             8,200      $    504
     Century Telephone Enterprises        25,750           760
     SBC Communications                    6,300           332
                                                      --------
                                                         1,596
                                                      --------
   TRUCKING -- 0.7%
     Werner Enterprises                   41,550           779
                                                      --------
   WHOLESALE -- 0.6%
     Philip Morris                         6,700           765
                                                      --------
     TOTAL COMMON STOCKS
       (Cost $55,857)                                   62,825
                                                      --------
------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATION --3.9%
------------------------------------------------------------------
     FNMA
       5.875%, 02/02/06                   $5,000         4,575
                                                      --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $4,881)                                     4,575
                                                      --------
------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 18.4%
------------------------------------------------------------------
     FHLMC  REMIC
       7.150%, 01/15/23                    2,000         1,867
     FHLMC
       7.000%, 04/01/00                        7             8
       9.000%, 05/01/06                      103           107
       9.000%, 08/01/09                      405           419
       6.500%, 11/15/22                    1,486         1,375
     FNMA CMO
       7.000%, 01/25/03                    2,000         1,953
     FNMA REMIC
       9.150%, 08/25/03                      147           148
     FNMA
       7.000%, 09/01/07                    1,311         1,289
------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
------------------------------------------------------------------
  U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
------------------------------------------------------------------
     GNMA
       7.500%, 08/15/07                    $ 542       $   545
       6.500%, 07/15/08                      606           585
       7.000%, 07/15/08                      501           495
       6.500%, 03/15/09                       57            55
       6.500%, 05/15/09                    1,530         1,476
      13.500%, 05/15/11                       22            26
      12.500%, 10/15/13                        3             3
      12.000%, 03/15/14                       23            27
      13.500%, 09/15/14                       12            15
       9.000%, 12/15/16                       78            83
      10.000%, 07/15/18                      148           163
      10.000%, 03/15/19                       97           107
       7.000%, 04/15/24                    1,211         1,155
       7.500%, 06/15/25                    1,804         1,768
       7.000%, 02/15/26                    7,024         6,700
       7.500%, 05/15/26                      732           717
       8.000%, 05/15/26                      744           748
                                                      --------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
       (Cost $22,706)                                   21,834
                                                      --------
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.4%
------------------------------------------------------------------
     U.S. Treasury Bonds
       5.625%, 02/15/06                    3,000         2,742
       7.125%, 02/15/23                    1,000           988
     U.S. Treasury Notes
       6.750%, 05/31/97                      500           501
       6.000%, 08/31/97                    2,000         2,001
       9.000%, 05/15/98                    2,000         2,061
       9.250%, 08/15/98                    2,000         2,077
       6.375%, 01/15/99                    1,000         1,000
       7.000%, 04/15/99                    3,000         3,031
       6.375%, 07/15/99                    1,500         1,497

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
22

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
BALANCED FUND (CONCLUDED)
-------------------------------------------------------------------
DESCRIPTION                             PAR (000)       VALUE (000)
-------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------
     U.S. Treasury Notes (CONTINUED)
       8.000%, 08/15/99                   $2,000      $  2,063
       8.500%, 02/15/00                      500           524
       6.250%, 10/31/01                    2,000         1,960
       6.250%, 02/15/03                    1,000           973
       5.750%, 08/15/03                    1,500         1,417
       6.500%, 08/15/05                    1,500         1,458
                                                      --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $24,939)                                   24,293
                                                      --------
-------------------------------------------------------------------
 CASH EQUIVALENTS -- 1.7%
-------------------------------------------------------------------
     SEI Liquid Asset Trust
       Government Portfolio (A)            1,049         1,049
     SEI Liquid Asset Trust
       Treasury Portfolio (A)              1,029         1,030
                                                      --------
     TOTAL CASH EQUIVALENTS
       (Cost $2,079)                                     2,079
                                                      --------
-------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.8%
-------------------------------------------------------------------
     UBS Securities
       6.350%, dated 03/31/97,
       matures 04/01/97,  repurchase price
       $3,334,000  (collateralized  by U.S.
       Treasury Note, par value $3,305,000,
       7.875%, 01/15/98, market value
       $3,404,000)                         3,333         3,333
                                                      --------
     TOTAL REPURCHASE AGREEMENT
       (Cost $3,333)                                     3,333
                                                      --------
   TOTAL INVESTMENTS -- 100.1%
     (Cost $113,795)                                  $118,939
                                                      --------
   OTHER ASSETS AND LIABILITIES, NET -- (0.1%)            (126)
                                                      --------
---------------------------------------------------------------
 DESCRIPTION                                        VALUE (000)
---------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------
     Fund Shares of Class A (unlimited
       authorization  -- no par value)
       based on 10,364,456 outstanding
      shares of beneficial interest                   $105,896
     Fund Shares of Class B (unlimited
       authorization  -- no par value)
       based on 230,243 outstanding shares
       of beneficial interest                            2,476
     Accumulated net realized gain on investments        5,297
     Net unrealized appreciation on investments          5,144
                                                      --------
   TOTAL NET ASSETS-- 100.0%                          $118,813
                                                      ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A                          $11.21
                                                      ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A ($11.21 / 96.50%)                          $11.62
                                                      ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B (1)                     $11.27
                                                      ========
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
ADR--AMERICAN DEPOSITORY RECEIPT
AMBAC-- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CMO--COLLATERALIZED  MORTGAGE OBLIGATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC--PUBLIC LIMITED COMPANY
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SLMA--STUDENT LOAN MARKETING ASSOCIATION
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
23

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
VALUE EQUITY FUND
----------------------------------------------------------------
DESCRIPTION                                SHARES    VALUE (000)
----------------------------------------------------------------
COMMON STOCKS 99.3%
----------------------------------------------------------------
   AEROSPACE & DEFENSE -- 1.5%
     Sci Systems*                         30,800    $    1,559
                                                    ----------
   AIR TRANSPORTATION -- 1.5%
     AMR*                                  8,900           734
     ASA Holdings                         39,800           826
                                                    ----------
                                                         1,560
                                                    ----------
   APPAREL/TEXTILES -- 2.7%
     Russell                              42,000         1,501
     VF                                   20,000         1,337
                                                    ----------
                                                         2,838
                                                    ----------
   AUTOMOTIVE -- 2.4%
     Chrysler                             39,800         1,194
     Ford Motor                           41,000         1,286
                                                    ----------
                                                         2,480
                                                    ----------
   BANKS -- 7.4%
     BankAmerica                          14,300         1,441
     Citicorp                             14,500         1,570
     Comerica                             10,730           605
     First Union                          12,500         1,014
     J.P. Morgan                          13,500         1,326
     PNC Bank                             23,000           920
     Republic New York                    10,800           952
                                                    ----------
                                                         7,828
                                                    ----------
   BUILDING & CONSTRUCTION -- 1.7%
     Centex                             35,060           1,236
     Jacobs Engineering Group*          22,800             559
                                                    ----------
                                                         1,795
                                                    ----------
   CHEMICALS -- 4.1%
     Dexter                             48,800           1,470
     E.I. du Pont de Nemours            12,900           1,367
     Morton International               35,000           1,479
                                                    ----------
                                                         4,316
                                                    ----------
--------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------
   COMPUTERS & SERVICES -- 4.0%
     Compaq Computer*                 18,400       $    1,410
     Gateway 2000*                    25,810            1,323
     Hewlett Packard                  28,500            1,518
                                                   ----------
                                                        4,251
                                                   ----------
   CONCRETE & MINERAL PRODUCTS -- 1.2%
     Armstrong World Industries       19,500            1,263
                                                   ----------
   DRUGS -- 1.2%
     Merck                            14,700            1,238
                                                   ----------
   ELECTRICAL SERVICES -- 11.0%
     Baltimore Gas & Electric         51,500            1,378
     Consolidated Edison New York     41,000            1,230
     Duke Power                       29,900            1,319
     Enova                            70,100            1,542
     Florida Progress                 26,400              802
     GPU                              40,000            1,285
     New England Electric System      24,300              835
     Northern States Power            11,900              564
     OGE Energy                       12,600              528
     PP&L Resources                   57,000            1,154
     Pacific Enterprises              18,340              555
     Southern                         22,500              475
                                                   ----------
                                                       11,667
                                                   ----------
   ENTERTAINMENT -- 0.6%
     King World Productions*          17,500              639
                                                   ----------
   FINANCIAL SERVICES -- 4.9%
     AG Edwards                       30,000              922
     Alex Brown                       27,750            1,179
     Bear Stearns                     36,382              955
     Dean Witter Discover             25,800              900
     SLMA                             12,200            1,162
                                                   ----------
                                                        5,118
                                                   ----------
   FOOD, BEVERAGE & TOBACCO -- 2.9%
     Adolph Coors, Cl B               75,730            1,609
     Dean Foods                       42,400            1,468
                                                   ----------
                                                        3,077
                                                   ----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
24

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
VALUE EQUITY FUND (CONTINUED)
---------------------------------------------------------------
DESCRIPTION                               SHARES    VALUE (000)
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
   GAS/NATURAL GAS -- 4.5%
     National Fuel & Gas                  37,000    $    1,582
     Panenergy                            27,000         1,164
     Peoples Energy                       26,500           878
     Williams                             25,500         1,135
                                                    ----------
                                                         4,759
                                                    ----------
   HOUSEHOLD PRODUCTS -- 1.6%
     Snap-On Tools                        42,460         1,645
                                                    ----------
   INSURANCE -- 7.0%
     AMBAC                                14,500           935
     Conseco                              36,300         1,293
     Equitable                            49,800         1,357
     Progressive of Ohio                  16,700         1,067
     Sunamerica                           32,000         1,204
     Travelers                            33,000         1,580
                                                    ----------
                                                         7,436
                                                    ----------
   MACHINERY -- 7.3%
     Applied Materials*                   26,900         1,247
     Caterpillar                          19,100         1,533
     Crane                                45,000         1,412
     Cummins Engine                       22,000         1,127
     Deere                                31,000         1,348
     Ingersoll Rand                       24,000         1,047
                                                    ----------
                                                         7,714
                                                    ----------
   MEASURING DEVICES -- 1.0%
     Beckman Instruments                  25,000         1,050
                                                    ----------
   MEDICAL PRODUCTS & SERVICES -- 0.6%
     Tenet Healthcare*                    24,450           602
                                                    ----------
   METALS & MINING -- 1.3%
     Vulcan Materials                     21,760         1,412
                                                    ----------
   MISCELLANEOUS BUSINESS SERVICES -- 1.1%
     Computer Associates International    29,110         1,132
                                                    ----------
--------------------------------------------------------------
DESCRIPTION                               SHARES   VALUE (000)
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------
   MISCELLANEOUS MANUFACTURING -- 1.8%
     Magna International, Cl A            24,150    $    1,198
     Wolverine Tube*                      25,300           658
                                                    ----------
                                                         1,856
                                                    ----------
   MISCELLANEOUS TRANSPORTATION -- 1.6%
     Fleetwood Enterprises                36,000           900
     Harsco                               22,200           808
                                                    ----------
                                                         1,708
                                                    ----------
   PETROLEUM & FUEL PRODUCTS -- 2.1%
     Petroleum Geo Services, ADR*         20,000           860
     USX-Marathon Group                   50,000         1,394
                                                    ----------
                                                         2,254
                                                    ----------
   PETROLEUM REFINING -- 4.1%
     Chevron                              22,000         1,532
     Exxon                                13,300         1,433
     Mobil                                10,400         1,359
                                                    ----------
                                                         4,324
                                                    ----------
   PRINTING & PUBLISHING -- 2.3%
     Moore                                62,000         1,240
     New York Times, Cl A                 27,500         1,213
                                                    ----------
                                                         2,453
                                                    ----------
   RAILROADS -- 0.6%
     Norfolk Southern                      7,600           648
                                                    ----------
   RETAIL -- 5.4%
     American Stores                      23,900         1,064
     Family Dollar Stores                 50,000         1,169
     Heilig-Meyers                       100,300         1,592
     Ross Stores                          72,000         1,827
                                                    ----------
                                                         5,652
                                                    ----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
25

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
VALUE EQUITY FUND (CONCLUDED)
-------------------------------------------------------------------------
DESCRIPTION                              SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------
   RUBBER & PLASTIC -- 2.3%
     Dow Chemical                         17,300    $    1,384
     Goodyear Tire & Rubber               19,000           993
                                                    ----------
                                                         2,377
                                                    ----------
   SEMI-CONDUCTORS/INSTRUMENTS -- 2.7%
     Intel                                 9,460         1,316
     Micron Technology                    38,500         1,559
                                                    ----------
                                                         2,875
                                                    ----------
   STEEL & STEEL WORKS -- 2.5%
     LTV                                 112,000         1,414
     USX-U.S. Steel Group                 45,700         1,217
                                                    ----------
                                                         2,631
                                                    ----------
   TELEPHONES & TELECOMMUNICATION -- 0.5%
     NYNEX                                12,000           548
                                                    ----------
   TRUCKING -- 0.9%
     Werner Enterprises                   48,750           914
                                                    ----------
   WHOLESALE -- 1.2%
     Universal                            43,600         1,259
                                                    ----------
     TOTAL COMMON STOCKS
       (Cost $96,007)                                  104,878
                                                    ----------
-------------------------------------------------------------------------
  INVESTMENT COMPANY -- 2.4%
-------------------------------------------------------------------------
     SEI Equity Index Fund                    107        2,579
                                                    ----------
     TOTAL INVESTMENT COMPANY
       (Cost $2,724)                                     2,579
                                                    ----------
-------------------------------------------------------------------------
 CASH EQUIVALENT -- 1.4%
-------------------------------------------------------------------------
     SEI Liquid Asset Trust
       Government Portfolio (A)           $1,458         1,458
                                                    ----------
     TOTAL CASH EQUIVALENT
       (Cost $1,458)                                     1,458
                                                    ----------
-------------------------------------------------------------------------
DESCRIPTION                                         VALUE (000)
-------------------------------------------------------------------------

   TOTAL INVESTMENTS -- 103.1%
     (Cost $100,188)                                  $108,915
                                                    ----------
   OTHER ASSETS AND LIABILITIES, NET -- (3.1%)          (3,269)
                                                    ----------
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
     Fund Shares of Class A (unlimited
      authorization  -- no par value)
      based on 7,638,870 outstanding
      shares of beneficial interest                     83,226
     Fund Shares of Class B (unlimited
      authorization  -- no par value) based on
      398,576 outstanding shares of beneficial
      interest                                           4,841
     Accumulated net realized gain on investments        8,852
     Net unrealized appreciation on investments          8,727
                                                    ----------
   TOTAL NET ASSETS-- 100.0%                        $  105,646
                                                    ==========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A                          $13.14
                                                    ==========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A ($13.14 / 96.50%)                          $13.62
                                                    ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B (1)                     $13.19
                                                    ==========
-------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
SLMA--STUDENT LOAN MARKETING ASSOCIATION
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
26

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH EQUITY FUND
------------------------------------------------------------------
DESCRIPTION                                SHARES      VALUE (000)
------------------------------------------------------------------
COMMON STOCKS -- 92.3%
------------------------------------------------------------------
   AGRICULTURE -- 1.5%
     Dekalb Genetics, Cl B                 3,125      $    166
     Pioneer Hi-Bred International         3,010           189
                                                      --------
                                                           355
                                                      --------
   APPAREL/TEXTILES -- 2.8%
     Jones Apparel Group *                 8,000           297
     Nike, Cl B                            3,500           217
     St. John Knits                        3,800           164
                                                      --------
                                                           678
                                                      --------
   BANKS -- 0.6%
     Synovus Financial                     5,270           155
                                                      --------
   BEAUTY PRODUCTS -- 2.2%
     Avon Products                         6,000           315
     Colgate-Palmolive                     2,290           228
                                                      --------
                                                           543
                                                      --------
   BROADCASTING, NEWSPAPERS
     & ADVERTISING -- 0.7%
     Omnicom Group                         3,700           185
                                                      --------
   CHEMICALS -- 3.3%
     Betzdearborn                          2,940           186
     Cytec Industries*                     2,435            92
     E.I. du Pont de Nemours               3,000           318
     Raychem                               2,600           214
                                                      --------
                                                           810
                                                      --------
   COMMUNICATIONS EQUIPMENT-- 3.2%
     ADC Telecommunications*               5,300           142
     Andrew*                               5,505           199
     Northern Telecom                      2,340           153
     Pairgain Technologies*                3,015            89
     Tellabs*                              5,800           210
                                                      --------
                                                           793
                                                      --------
   COMPUTERS & SERVICES -- 5.2%
     Adobe Systems                         1,945            78
     American Power Conversion*            3,660            79
     Amphenal Class*                       8,000           200
------------------------------------------------------------------
DESCRIPTION                               SHARES     VALUE (000)
------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
     Compaq Computer*                      3,200     $     245
     Dell Computer*                        1,520           103
     Gateway 2000*                         4,500           231
     Hewlett Packard                       1,325            71
     Micron Electronics*                   4,310            82
     Seagate Technology*                   2,085            94
     Western Digital*                      1,395            79
                                                      --------
                                                         1,262
                                                      --------
   CONTAINERS & PACKAGING-- 1.1%
     Avery Dennison                        5,150           198
     Newell                                1,990            67
                                                      --------
                                                           265
                                                      --------
   DRUGS -- 8.4%
     Alza, Cl A*                           2,830            78
     Biogen*                               5,140           192
     Bristol-Myers Squibb                  4,400           260
     Eli Lilly                             3,750           308
     Merck                                 3,300           278
     Pfizer                                3,200           269
     Pharmacia Upjohn, ADR                 3,800           139
     Schering Plough                       4,100           298
     Warner Lambert                        2,700           234
                                                      --------
                                                         2,056
                                                      --------
   ENTERTAINMENT -- 0.3%
     Walt Disney                             975            71
                                                      --------
   FINANCIAL SERVICES -- 2.8%
     Franklin Resources                    6,750           344
     Price (T. Rowe) Associates            4,060           151
     SLMA                                  1,900           181
                                                      --------
                                                           676
                                                      --------
   FOOD, BEVERAGE & TOBACCO-- 7.1%
     Campbell Soup                         6,400           297
     Coca Cola Enterprises                 1,180            68
     Coca Cola Company                     5,500           307
     General Mills                         3,190           198

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
27

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH EQUITY FUND (CONTINUED)
-----------------------------------------------------------------
DESCRIPTION                               SHARES       VALUE (000)
-----------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO (CONTINUED)
     H.J. Heinz                            5,875       $   232
     Hershey Foods                         4,690           234
     Panamerican Beverage, Cl A            1,715            92
     Philip Morris                         2,600           297
                                                      --------
                                                         1,725
                                                      --------
   HOTELS & LODGING -- 2.0%
     HFS*                                  2,800           165
     Marriott International                5,000           249
     Promus Hotel*                         2,360            78
                                                      --------
                                                           492
                                                      --------
   HOUSEHOLD PRODUCTS -- 5.6%
     General Electric                      3,100           308
     Gillette                              4,300           312
     Hubbell, Cl B                         3,840           162
     Illinois Tool Works                   2,100           171
     Minnesota Mining & Manufacturing      2,890           244
     Valspar                               6,000           173
                                                      --------
                                                         1,370
                                                      --------
   INSURANCE -- 1.4%
     American International Group          1,505           177
     Marsh & McLennan                      1,600           181
                                                      --------
                                                           358
                                                      --------
   LEASING & RENTING -- 0.9%
     Pitney Bowes                          3,700           217
                                                      --------
   LEISURE -- 0.9%
     Callaway Golf                         7,500           215
                                                      --------
   LUMBER & WOOD PRODUCTS-- 0.7%
     Plum Creek Timber                     6,200           173
                                                      --------
---------------------------------------------------------------
DESCRIPTION                              SHARES      VALUE (000)
---------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
----------------------------------------------------------------
   MACHINERY -- 1.8%
     Duriron                               7,800      $    172
     Trinova                               4,415           148
     Tyco International                    2,150           118
                                                      --------
                                                           438
                                                      --------
   MARINE TRANSPORTATION -- 0.8%
     Carnival, Cl A                        5,000           185
                                                      --------
   MEASURING DEVICES -- 2.1%
     Perkin Elmer                          2,480           160
     Thermo Electron*                      8,790           271
     Thermo Instrument Systems*            3,280            95
                                                      --------
                                                           526
                                                      --------
   MEDICAL PRODUCTS & SERVICES-- 4.0%
     Becton Dickinson                      1,525            69
     Dentsply International                4,200           210
     HBO                                   3,000           142
     Health Management Associates, Cl A*   3,030            72
     Healthsouth Rehabilitation*           3,490            67
     Lincare Holdings Incorporated*        1,945            80
     Johnson & Johnson                     5,000           264
     Oxford Health Plan*                   1,155            68
                                                      --------
                                                           972
                                                      --------
   MISCELLANEOUS BUSINESS SERVICES-- 7.3%
     Adaptec*                              4,180           149
     Altera*                               4,145           178
     BMC Software*                         5,600           258
     Cadence Design Systems*               8,300           285
     Ecolab                                2,110            80
     Equifax                               6,800           185
     Microsoft*                              750            69
     Parametric Technology*                5,100           230
     Peoplesoft*                           1,885            75
     Shared Medical Systems                1,325            62
     Sun Microsystems*                     7,200           208
                                                      --------
                                                         1,779
                                                      --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
28

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH EQUITY FUND (CONTINUED)
-----------------------------------------------------------------
DESCRIPTION                                 SHARES    VALUE (000)
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
   MISCELLANEOUS CONSUMER SERVICES-- 0.9%
     Manpower                              1,875      $     68
     Robert Half International*            4,250           148
                                                      --------
                                                           216
                                                      --------
   MISCELLANEOUS MANUFACTURING -- 1.3%
     Belden                                9,000           321
                                                      --------
   OFFICE FURNITURE & FIXTURES -- 1.3%
     Miller Herman                         4,645           317
                                                      --------
   PAPER & PAPER PRODUCTS-- 0.6%
     Caraustar Industries                  5,700           142
                                                      --------
   PETROLEUM & FUEL PRODUCTS-- 5.9%
     Anadarko Petroleum                    1,950           109
     BJ Services*                          1,810            87
     Ensco International*                  4,375           215
     Falcon Drilling*                      2,050            76
     Halliburton                           2,410           163
     Marine Drilling*                      4,310            77
     Newfield Exploration *                7,915           150
     Reading & Bates*                      7,335           166
     Schlumberger                          2,000           215
     Smith International*                  1,640            75
     Union Texas Petroleum                 5,490           101
                                                      --------
                                                         1,434
                                                      --------
   PRINTING & PUBLISHING -- 2.4%
     Gannett                                 930            80
     McGraw Hill                           3,420           175
     Meredith                             10,100           234
     Tribune                               2,500           101
                                                      --------
                                                           590
                                                      --------
   PROFESSIONAL SERVICES -- 0.7%
     Servicemaster Limited Partnership     6,750           184
                                                      --------
-----------------------------------------------------------------
DESCRIPTION                                 SHARES    VALUE (000)
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
   RETAIL -- 6.4%
     Bed Bath and Beyond*                  3,665     $      89
     Dayton Hudson                         1,825            76
     Dollar General                        2,370            74
     Dollar Tree Stores*                   1,920            71
     Gap                                   8,800           295
     Home Depot                            1,325            71
     Kroger*                               3,600           183
     Quality Food Centers*                 1,970            83
     Sears Roebuck                         4,800           241
     TJX                                   5,000           214
     Walgreen                              4,130           173
                                                      --------
                                                         1,570
                                                      --------
   RUBBER & PLASTIC -- 0.5%
     Sealed Air*                           3,100           127
                                                      --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 1.1%
     Intel                                 1,378           192
     Vitesse Semiconductor*                2,992            83
                                                      --------
                                                           275
                                                      --------
   TELEPHONES & TELECOMMUNICATION-- 3.8%
     Bell Atlantic                         3,000           183
     BellSouth                             5,300           224
     Cincinnati Bell                       3,100           175
     Lucent Technologies                   2,566           135
     Pacific Telesis Group                 1,805            68
     Worldcom*                             6,300           139
                                                      --------
                                                           924
                                                      --------
   TESTING LABORATORIES -- 0.3%
     Quintiles Transnational*              1,305            70
                                                      --------
   WHOLESALE -- 0.3%
     Cardinal Health                       1,205            66
                                                      --------
     TOTAL COMMON STOCKS
       (Cost $21,375)                                   22,535
                                                      --------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
29

STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH EQUITY FUND
------------------------------------------------------------------
DESCRIPTION                             PAR (000)      VALUE (000)
------------------------------------------------------------------
 CASH EQUIVALENTS -- 2.1%
------------------------------------------------------------------
     SEI Liquid Asset Trust (A)
       Government Portfolio              $ 235        $    235
     SEI Liquid Asset Trust
       Treasury Portfolio (A)              273             274
                                                      --------
     TOTAL CASH EQUIVALENTS
       (Cost $509)                                         509
                                                      --------
------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 5.5%
------------------------------------------------------------------
     UBS Securities
       5.550%,  dated 3/31/97,
       matures 04/01/97, repurchase price
       $1,349,000 (collateralized by U.S.
       Treasury Note, par value $1,340,000,
       7.875%, 1/15/98, market value
       $1,380,000)                         1,349         1,349
                                                      --------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,349)                                     1,349
                                                      --------
   TOTAL INVESTMENTS -- 99.9%
     (Cost $23,233)                                     24,393
                                                      --------
   OTHER ASSETS AND LIABILITIES, NET-- 0.1%                 29
                                                      --------

---------------------------------------------------------------
DESCRIPTION                                        VALUE (000)
---------------------------------------------------------------
       NET ASSETS
---------------------------------------------------------------
     Fund Shares of Class A (unlimited
       authorization  -- no par value)
       based on 1,926,426 outstanding
       shares of benificial interest                   $22,048
     Fund Shares of Class B (unlimited
       authorization  -- no par value) based on
       60,895 outstanding shares of benificial interest    761
     Accumulated net realized gain on investments          453
     Net unrealized appreciation on investments          1,160
                                                      --------
   TOTAL NET ASSETS-- 100.0%                          $ 24,422
                                                      ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A                          $12.29
                                                      ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A ($12.29 / 96.50%)                          $12.74
                                                      ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B (1)                     $12.26
                                                      ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
SLMA--STUDENT LOAN MARKETING ASSOCIATION
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
30

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997
STATEMENT OF NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND
------------------------------------------------------------------
DESCRIPTION                                  SHARES    VALUE (000)
------------------------------------------------------------------
 INVESTMENT COMPANY -- 100.1%
------------------------------------------------------------------
     SEI International Managed Trust
       Small Cap Growth Portfolio (A)         115,689   $1,562
                                                        ------
     TOTAL INVESTMENT COMPANY
       (Cost $1,760)                                     1,562
                                                        ------
   TOTAL INVESTMENTS -- 100.1%
     (Cost $1,760)                                       1,562
                                                        ------
   OTHER ASSETS AND LIABILITIES, NET -- (0.1%)              (1)
                                                        ------
------------------------------------------------------------------
 NET ASSETS:
------------------------------------------------------------------
     Fund Shares of Class A (unlimited
       authorization  -- no par value)
       based on 180,932 outstanding shares
       of beneficial interest                            1,747
     Fund Shares of Class B (unlimited
      authorization  -- no par value) based on
       1,299 outstanding shares of beneficial
       interest                                             12
     Net unrealized depreciation on investments           (198)
                                                        ------
   TOTAL NET ASSETS -- 100.0%                           $1,561
                                                        ======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A                          $8.56
                                                        ======
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A ($8.56 / 96.50%)                            $8.87
                                                        ======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B (1)                      $8.56
                                                        ======
--------------------------------------------------------------------------------
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED IN THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------
DESCRIPTION                               SHARES       VALUE (000)
------------------------------------------------------------------
 INVESTMENT COMPANY --100.1%
------------------------------------------------------------------
     SEI Institutional Trust
       International Equity Portfolio (A) 82,911        $  803
                                                        ------
     TOTAL INVESTMENT COMPANY
       (Cost $802)                                         803
                                                        ------
   TOTAL INVESTMENTS -- 100.1%
     (Cost $802)                                           803
                                                        ------
   OTHER ASSETS AND LIABILITIES, NET -- (0.1%)              (1)
                                                        ------
------------------------------------------------------------------
 NET ASSETS:
------------------------------------------------------------------
     Fund Shares of Class A (unlimited
       authorization  -- no par value)
       based on 78,114 outstanding shares
       of beneficial interest                              789
     Fund Shares of Class B (unlimited
       authorization  -- no par value)
       based on 1,221 outstanding shares
       of beneficial interest                               12
     Net unrealized appreciation on investments              1
                                                        ------
   TOTAL NET ASSETS -- 100.0%                           $  802
                                                        ======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A                          $10.10
                                                       =======
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A ($10.10 / 96.50%)                          $10.47
                                                       =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B (1)                     $10.10
                                                       =======
--------------------------------------------------------------------------------
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED IN THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1997.
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
31

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997
                                                                     (UNAUDITED)

STATEMENTS OF OPERATIONS (000)

                                                                   TREASURY                                          STRATEGIC
                                               INSTITUTIONAL      SECURITIES        TAX EXEMPT        GOVERNMENT      INCOME
                                               MONEY MARKET      MONEY MARKET      MONEY MARKET       SECURITIES       BOND
                                                   FUND              FUND              FUND              FUND          FUND (2)
                                               -------------     -------------    -------------       -----------   ----------
                                                  10/1/96           10/1/96           10/1/96           10/1/96       1/31/97
                                                TO 3/31/97        TO 3/31/97        TO 3/31/97        TO 3/31/97    TO 3/31/97
                                               -------------     -------------    -------------       -----------   ----------
INVESTMENT INCOME:
   Interest income                                $1,156           $30,265           $1,420             $4,931         $ 125
   Dividend income                                    --                --               --                 --            --
                                                --------          --------         --------           --------        ------
     TOTAL INVESTMENT INCOME                       1,156            30,265            1,420              4,931           125
                                                --------          --------         --------           --------        ------
EXPENSES:
   Administration fees                                22               851               59                119             3
   Less: waiver of administration fees                --               (36)             (10)               (21)           (3)
   Investment advisory fees                           33             1,701              177                437            13
   Less: waiver of investment
     advisory fees                                   (28)               --               (9)               (28)          (13)
   Custodian                                           3                85                6                 12            --
   Transfer agent fees                                 7                34                7                 18             4
   Distribution fees (1)                              --               599               99                  2            --
   Less: waiver of distribution fees (1)              --              (120)             (99)                --            --
   Professional fees                                   2                52               13                  8            --
   Registration fees                                  13                84                3                 (1)           10
   Trustee fees                                       --                 9                1                  1            --
   Printing expense                                    1                26                2                  4            --
   Amortization of deferred organization costs        --                 9                1                  2            --
   Rating fees                                        --                11               --                 --            --
   Insurance and other fees                            1                10                6                  5             2
                                                 -------          --------         --------           --------        ------
     TOTAL EXPENSES                                   54             3,315              256                558            16
                                                 -------          --------         --------           --------        ------
LESS:
   Reimbursement by Administrator                     --                --               --                 --            --
                                                 -------          --------         --------           --------        ------
NET INVESTMENT INCOME                              1,102            26,950            1,164              4,373           109
                                                 -------          --------         --------           --------        ------
NET REALIZED GAIN (LOSS) ON SECURITIES SOLD           --                (2)              --                (21)           --
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENT SECURITIES                           --                --               --               (833)         (406)
                                                 -------          --------         --------           --------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                     --                (2)              --               (854)         (406)
                                                 -------          --------         --------           --------        ------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $ 1,102          $ 26,948         $  1,164            $ 3,519        $ (297)
                                                 =======          ========         ========            =======        ======

                                               LOUISIANA
                                                TAX-FREE                    VALUE           GROWTH         SMALL CAP   INTERNATIONAL
                                                 INCOME   BALANCED         EQUITY           EQUITY          EQUITY       EQUITY
                                                  FUND      FUND            FUND             FUND           FUND (3)      FUND (3)
                                                -------   ----------      ----------       ----------     ------------   -----------
                                                 10/1/96   10/1/96         10/1/96          10/1/96         2/3/97        2/3/97
                                              TO 3/31/97  TO 3/31/97      TO 3/31/97       TO 3/31/97      TO 3/31/97    TO 3/31/97
                                              ----------- ----------      ----------       -----------    ------------   -----------
INVESTMENT INCOME:
   Interest income                                  $569   $   747         $1,293             $118          $   --       $  --
   Dividend income                                    --     1,652             50               48              --          --
                                                    ----   -------         ------             ----          ------      ------
     TOTAL INVESTMENT INCOME                         569     2,399          1,343              166              --          --
                                                    ----   -------         ------             ----          ------      ------
EXPENSES:
   Administration fees                                17        88             79               17              --          --
   Less: waiver of administration fees                (3)      (15)            --               (3)             --          --
   Investment advisory fees                           39       436            390               82               1          --
   Less: waiver of investment
     advisory fees                                    --       (22)            --               (5)             (1)         --
   Custodian                                           2         9              8                2              --          --
   Transfer agent fees                                15        20             19               12               4           4
   Distribution fees (1)                               3         9             18                2              --          --
   Less: waiver of distribution fees (1)              --        --             --               --              --          --
   Professional fees                                   1         6              4                1              --          --
   Registration fees                                   1        --             22                2              --          --
   Trustee fees                                       --         1              1               --              --          --
   Printing expense                                   --         3              2                1              --          --
   Amortization of deferred organization costs        --         1              1                1              --          --
   Rating fees                                        --        --             --               --              --          --
   Insurance and other fees                            1         3             --               --              --          --
                                                    ----   -------         ------             ----          ------      ------
     TOTAL EXPENSES                                   76       539            544              112               4           4
                                                    ----   -------         ------             ----          ------      ------
LESS:
   Reimbursement by Administrator                     --        --             --               --              (4)         (4)
                                                    ----   -------         ------             ----          ------      ------
NET INVESTMENT INCOME                                493     1,860            799               54              --          --
                                                    ----   -------         ------             ----          ------      ------
NET REALIZED GAIN (LOSS) ON SECURITIES SOLD           --     6,639          8,789              526              --          --
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENT SECURITIES                           (9)   (2,705)          (993)            (467)           (198)          1
                                                    ----   -------         ------             ----          ------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                     (9)    3,934          7,796               59            (198)          1
                                                    ----   -------         ------             ----          ------      ------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $484    $5,794         $8,595             $113          $ (198)        $ 1
                                                    ====   =======         ======             ====          ======      ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(1) ALL DISTRIBUTION FEES AND WAIVERS ARE INCURRED AT THE RETAIL CLASS LEVEL FOR
    TREASURY  SECURITIES  MONEY  MARKET  FUND AND THE CLASS B LEVEL  FOR  NON-DOLLAR FUNDS.
(2) THE STRATEGIC INCOME BOND FUND COMMENCED OPERATIONS ON JANUARY 31, 1997.
(3) THE SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS COMMENCED OPERATIONS ON FEBRUARY 3, 1997.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
32 & 33

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997
                                                                    (UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                               INSTITUTIONAL       TREASURY SECURITIES      TAX EXEMPT             GOVERNMENT
                                            MONEY MARKET FUND       MONEY MARKET FUND     MONEY MARKET FUND      SECURITIES FUND
                                          ----------------------  ---------------------- ------------------   ---------------------
                                            10/1/96    10/1/95    10/1/96    10/1/95     10/1/96 TO  6/7/96   10/1/96 TO     10/1/95
                                          TO 3/31/97 TO 9/30/96   TO 3/31/97  TO 9/30/96  3/31/97 TO 9/30/96   3/31/97 TO 3/31/96
                                          ----------------------  ---------------------- ------------------   ---------------------
INVESTMENT ACTIVITIES:
   Net investment income                     $ 1,102  $ 1,510      $  26,950   $ 46,002    $ 1,164   $  469     $ 4,373    $ 8,530
   Net realized gain (loss) on securities
     sold                                         --       --             (2)         8         --       --         (21)       169
   Net unrealized appreciation (depreciation)
     of investment securities                     --       --             --         --         --       --        (833)    (3,474)
                                             -------  -------      ---------   --------     ------    -----     -------    -------
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING
       FROM OPERATIONS                         1,102    1,510         26,948     46,010      1,164      469       3,519      5,225
                                             -------  -------      ---------   --------     ------    -----     -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Income distribution Class A (1)            (1,102)  (1,510)       (15,842)   (29,276)    (1,161)    (469)     (4,358)    (8,516)
   Income distribution Class B (2)                --       --        (11,106)   (16,726)        --       --         (15)       (18)
   Income distribution Class C (3)                --       --             (2)        --         --       --          --         --
   Capital gain distribution Class A (1)          --       --             --         --         --       --          --         --
   Capital gain distribution Class B (2)          --       --             --         --         --       --          --         --
                                              ------   ------      ---------   --------     ------    -----     -------    -------
     TOTAL DISTRIBUTIONS                      (1,102)  (1,510)       (26,950)    46,002     (1,161)    (469)     (4,373)    (8,534)
                                              ------   ------      ---------   --------     ------    -----     -------    -------
SHARE TRANSACTIONS:
   Class A (1):
     Shares issued                           134,281  102,959        605,768  1,168,501     83,543   106,346     18,592     94,996
     Shares issued in lieu of cash
      distribution                                --       --            316        184        591       222      2,202      4,408
     Shares redeemed                         (89,223)(106,269)      (594,268)(1,052,141)   (70,204)  (40,354)   (32,710)   (60,190)
                                              ------  -------      ---------  ---------     ------    ------    -------    -------
     TOTAL CLASS A SHARE TRANSACTIONS         45,058   (3,310)        11,816    116,544     13,930    66,214    (11,916)    39,214
                                              ------  -------      ---------  ---------     ------    ------    -------    -------
   Class B (2):
     Shares issued                                --       --        576,909    877,916         --        --        151        310
     Shares issued in lieu of cash
      distribution                                --       --          4,865      9,617         --        --         14         17
     Shares redeemed                              --       --       (465,027)  (759,215)        --        --        (20)       (40)
                                              ------  -------      ---------   --------     ------     -----    -------    -------
     TOTAL CLASS B SHARE TRANSACTIONS             --       --        116,747    128,318         --        --        145        287
                                              ------  -------      ---------   --------     ------     -----    -------    -------
   Class C (3):
     Shares issued                                --       --            761         --         --       --          --         --
     Shares issued in lieu of cash distribution   --       --             --         --         --       --          --         --
     Shares redeemed                              --       --           (452)        --         --       --          --         --
                                              ------  -------      ---------   --------     ------    -----     -------    -------
     TOTAL CLASS C SHARE TRANSACTIONS             --       --            309         --         --       --          --         --
                                              ------  -------      ---------   --------     ------    -----     -------    -------
INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                 45,058   (3,310)       128,872    244,862     13,930    66,214    (11,771)    39,501
                                              ------  -------      ---------   --------     ------    ------    -------    -------
     TOTAL INCREASE (DECREASE) IN NET ASSETS  45,058   (3,310)       128,870    244,870     13,933    66,214    (12,625)    36,192
                                              ------  -------      ---------   --------     ------    ------    -------    -------


                                                                                                                  (UNAUDITED)
                                                  STRATEGIC INCOME       LOUISIANA TAX-FREE
                                                   BOND FUND (4)            INCOME FUND             BALANCED FUND
                                                  ----------------    ----------------------    ----------------------
                                                      1/31/97         10/1/96        10/1/95    10/1/96        10/1/95
                                                   TO 3/31/97         TO 3/31/97  TO 9/30/96    TO 3/31/97  TO 9/30/96
                                                  ---------------     ----------------------    -----------------------
INVESTMENT ACTIVITIES:
   Net investment income                             $   109          $    493        $ 777     $  1,860      $  3,754
   Net realized gain (loss) on securities sold            --                --          (20)       6,639         4,170
   Net unrealized appreciation (depreciation
    of investment securities                            (406)               (9)         (37)      (2,705)        1,350
                                                     -------           -------    ---------     --------      --------
     NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                         (297)              484          720        5,794         9,274
                                                     -------           -------    ---------     --------      --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Income distribution Class A (1)                      (109)             (478)        (752)      (1,817)       (3,722)
   Income distribution Class B (2)                        --               (15)         (25)         (30)          (45)
   Income distribution Class C (3)                        --                --           --           --            --
   Capital gain distribution Class A (1)                  --                --           --       (4,877)       (1,259)
   Capital gain distribution Class B (2)                  --                --           --          (98)          (17)
                                                     -------           -------    ---------     --------      --------
     TOTAL DISTRIBUTIONS                                (109)             (493)        (777)      (6,822)       (5,043)
                                                     -------           -------    ---------     --------      --------
SHARE TRANSACTIONS:
   Class A (1):
     Shares issued                                    13,411             3,663       15,116        9,878        55,812
     Shares issued in lieu of cash distribution           54               195          295        6,137         4,680
     Shares redeemed                                    (281)           (2,626)      (6,126)     (13,189)      (37,358)
                                                     -------           -------    ---------     --------      --------
     TOTAL CLASS A SHARE TRANSACTIONS                 13,184             1,232        9,285        2,826        23,134
                                                     -------           -------    ---------     --------      --------
   Class B (2):
     Shares issued                                        86               101          183          636           926
     Shares issued in lieu of cash distribution           --                11           18          113            58
     Shares redeemed                                      --               (67)         (37)        (114)         (182)
                                                     -------           -------    ---------     --------      --------
     TOTAL CLASS B SHARE TRANSACTIONS                     86                45          164          635           802
                                                     -------           -------    ---------     --------      --------
   Class C (3):
     Shares issued                                        --                --           --           --            --
     Shares issued in lieu of cash distribution           --                --           --           --            --
     Shares redeemed                                      --                --           --           --            --
                                                     -------           -------    ---------     --------      --------
     TOTAL CLASS C SHARE TRANSACTIONS                     --                --           --           --            --
                                                     -------           -------    ---------     --------      --------
INCREASE (DECREASE) IN NET ASSETS FROM SHAREHOLDER
   TRANSACTIONS                                       13,270             1,277        9,449        3,461        23,936
                                                     -------           -------    ---------     --------      --------
     TOTAL INCREASE (DECREASE) IN NET ASSETS          12,864             1,268        9,392        2,433        28,167
                                                     -------           -------    ---------     --------      --------




                                                                                                                        (UNAUDITED)

                                                           VALUE                GROWTH EQUITY       SMALL CAP        INTERNATIONAL
                                                        EQUITY FUND                 FUND          EQUITY FUND (5)   EQUITY FUND (5)
                                                    ----------------------  ---------------------  ---------------   --------------
                                                     10/1/96     10/1/95     10/1/96    3/1/96         2/3/97             2/3/97
                                                    TO 3/31/97  TO 9/30/96  TO 3/31/97 TO 9/30/96   TO 3/31/97         TO 3/31/97
                                                    ----------------------  ---------------------  ---------------   --------------
INVESTMENT ACTIVITIES:
   Net investment income                              $  799  $  1,636       $  54       $   71         $  --             $  --
   Net realized gain (loss) on securities sold         8,789     6,632         526          (73)           --                --
   Net unrealized appreciation (depreciation)
     investment securities                              (993)    1,141        (467)       1,627          (198)                1
                                                      -------  -------       -----        -----          ----             -----
     NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                        8,595     9,409         113        1,625          (198)                1
                                                      -------  -------       -----        -----          ----             -----
DISTRIBUTIONS TO SHAREHOLDERS:
   Income distribution Class A (1)                      (778)   (1,595)        (54)         (71)           --                --
   Income distribution Class B (2)                       (21)      (40)         --           --            --                --
   Income distribution Class C (3)                        --        --          --           --            --                --
   Capital gain distribution Class A (1)              (5,915)     (987)         --           --            --                --
   Capital gain distribution Class B (2)                (269)      (26)         --           --            --                --
                                                      -------  -------       -----        -----          ----             -----
     TOTAL DISTRIBUTIONS                              (6,983)   (2,648)        (54)         (71)           --                --
                                                      -------  -------       -----        -----          ----             -----
SHARE TRANSACTIONS:
   Class A (1):
     Shares issued                                    14,341    42,018       8,251       29,369         1,774               789
     Shares issued in lieu of cash distribution        3,532     1,256          38           62            --                --
     Shares redeemed                                 (12,560)  (15,165)     (3,094)     (12,578)          (27)               --
                                                     -------   -------      ------       ------        ------             -----
     TOTAL CLASS A SHARE TRANSACTIONS                  5,313    28,109       5,195       16,853         1,747               789
                                                     -------   -------      ------       ------        ------             -----
   Class B (2):
     Shares issued                                     1,121     2,725         633          145            12                12
     Shares issued in lieu of cash distribution          264        60          --           --            --                --
     Shares redeemed                                    (162)     (299)        (17)          --            --                --
                                                     -------   -------       -----        -----          ----             -----
     TOTAL CLASS B SHARE TRANSACTIONS                  1,223     2,486         616          145            12                12
                                                     -------   -------       -----        -----          ----             -----
   Class C (3):
     Shares issued                                        --        --          --           --            --                --
     Shares issued in lieu of cash distribution           --        --          --           --            --                --
     Shares redeemed                                      --        --          --           --            --                --
                                                     -------   -------       -----        -----          ----             -----
     TOTAL CLASS C SHARE TRANSACTIONS                     --        --          --           --            --                --
                                                     -------   -------       -----        -----          ----             -----
INCREASE (DECREASE) IN NET ASSETS FROM SHAREHOLDER
   TRANSACTIONS                                        6,536    30,595       5,811       16,998         1,759               801
                                                     -------   -------       -----       ------         -----             -----
     TOTAL INCREASE (DECREASE) IN NET ASSETS           8,148    37,356       5,870       18,552         1,561               802
                                                     -------   -------       -----       ------         -----             -----

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) TRUST CLASS FOR TREASURY SECURITIES MONEY MARKET FUND.
(2) RETAIL CLASS FOR TREASURY SECURITIES MONEY MARKET FUND.
(3) CASH SWEEP CLASS FOR TREASURY SECURITIES MONEY MARKET FUND.
(4) THE STRATEGIC INCOME BOND FUND COMMENCED OPERATIONS ON JANUARY 31, 1997.
(5) THE SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS COMMENCED OPERATIONS ON FEBRUARY 3, 1997.

                                                      [Graphic-Marquis "M" Logo]
                                                                  MARCH 31, 1997

STATEMENTS OF CHANGES IN NET ASSETS (000) (continued)                                                                  (UNAUDITED)


                                               INSTITUTIONAL       TREASURY SECURITIES       TAX EXEMPT             GOVERNMENT
                                              MONEY MARKET FUND    MONEY MARKET FUND     MONEY MARKET FUND       SECURITIES FUND
                                           ----------------------  ---------------------  --------------------- --------------------
                                              10/1/96 10/1/95     10/1/96       10/1/95  10/1/96     6/7/96     10/1/96  10/1/95
                                          to 3/31/97 to 9/30/96  to 3/31/97 to 9/30/96  to 3/31/97 to 9/30/96  to 3/31/97 to 9/30/96
                                          ----------------------- ---------------------  ---------------------  --------------------
NET ASSETS:
   Beginning of period                     $28,004       $31,314  $1,048,887    $804,017  $66,214      $    --   $160,840   $124,648
                                           -------       -------  ----------   ---------  -------      -------   --------   --------
   End of period                           $73,062       $28,004  $1,177,757  $1,048,887  $80,147      $66,214   $148,215   $160,840
                                           =======       =======  ==========  ==========  =======      =======   ========   ========
SHARES ISSUED AND REDEEMED:
   Class A (1):
     Issued                                134,281       102,959     605,768   1,168,501   83,543      106,346      1,892     9,606
     Issued in lieu of cash distribution        --            --         316         184      591          222        224       451
     Redeemed                              (89,223)     (106,269)   (594,268) (1,052,141) (70,204)     (40,354)    (3,329)   (6,148)
                                           -------       -------     -------   ---------   ------      -------   --------  --------
     TOTAL CLASS A SHARE TRANSACTIONS       45,058        (3,310)     11,816     116,544   13,930       66,214     (1,213)    3,909
                                           -------       -------     -------   ---------   ------      -------   --------  --------
   Class B (2):
     Issued                                     --            --     576,909     877,916       --           --         16        31
     Issued in lieu of cash distribution        --            --       4,865       9,617       --           --          1         2
     Redeemed                                   --            --    (465,027)   (759,215)      --           --         (2)       (4)
                                           -------       -------     -------   ---------   ------      -------   --------   -------
     TOTAL CLASS B SHARE TRANSACTIONS           --            --     116,747     128,318       --           --         15        29
                                           -------       -------     -------   ---------   ------      -------   --------   -------
   Class C (3):
     Issued                                     --            --         761          --       --           --         --        --
     Issued in lieu of cash distribution        --            --          --          --       --           --         --        --
     Redeemed                                   --            --        (452)         --          --       --           --       --
                                           -------       -------     -------   ---------   ------      -------   --------  --------
     TOTAL CLASS C SHARE TRANSACTIONS           --            --         309          --          --       --           --       --
                                           -------       -------     -------   ---------   ------      -------   --------  --------
NET INCREASE (DECREASE) IN SHARE
  TRANSACTIONS                              45,058        (3,310)    128,872     244,862   13,930       66,214     (1,198)    3,938
                                           =======       =======     =======   =========   ======      =======   ========  ========


                                         STRATEGIC INCOME      LOUISIANA TAX-FREE                                  VALUE
                                            BOND FUND             INCOME FUND           BALANCED FUND           EQUITY FUND
                                         ---------------  -----------------------  ----------------------  ---------------------
                                             1/31/97       10/1/96       10/1/95   10/1/96      10/1/95    10/1/96      10/1/95
                                             to 3/31/97    to 3/31/97 to 3/31/97   to 3/31/97  to 9/30/96  to 3/31/97  to 9/30/96
                                         ---------------  -----------------------  ----------------------  ----------------------
NET ASSETS:
   Beginning of period                       $    --         $21,664    $12,272      $116,380  $ 88,213   $  97,498    $ 60,142
                                             -------         -------    -------      --------  --------   ---------    --------
   End of period                             $12,864         $22,932    $21,664      $118,813  $116,380   $ 105,646    $ 97,498
                                             =======         =======    =======      ========  ========   =========    ========
SHARES ISSUED AND REDEEMED:
   Class A (1):
     Issued                                   1,342              369      1,540           851     5,030       1,063       3,370
     Issued in lieu of cash distribution          6               20         30           543       420         272         101
     Redeemed                                   (28)            (265)      (627)       (1,142)   (3,351)       (930)     (1,219)
                                            -------          -------    -------      --------  --------   ---------    --------
     TOTAL CLASS A SHARE TRANSACTIONS         1,320              124        943           252     2,099         405       2,252
                                            -------          -------    -------      --------  --------   ---------    --------
   Class B (2):
     Issued                                       9               11         18            55        83          83         218
     Issued in lieu of cash distribution         --                1          2            10         5          20           5
     Redeemed                                    --               (7)        (4)          (10)      (16)        (12)        (24)
                                            -------          -------    -------      --------  --------   ---------    --------
     TOTAL CLASS B SHARE TRANSACTIONS             9                5         16            55        72          91         199
                                            -------          -------    -------      --------  --------   ---------    --------
   Class C (3):
     Issued                                      --               --         --           --        --          --          --
     Issued in lieu of cash distribution         --               --         --           --        --          --          --
     Redeemed                                    --               --         --           --        --          --          --
                                            -------          -------    -------     --------  --------   ---------    --------
     TOTAL CLASS C SHARE TRANSACTIONS            --               --         --           --        --          --          --
                                            -------          -------    -------     --------  --------   ---------    --------
NET INCREASE (DECREASE) IN SHARE
  TRANSACTIONS                                1,329              129        959         307      2,171         496       2,451
                                            =======          =======    =======    ========   ========   =========    ========



                                                GROWTH EQUITY             SMALL CAP              INTERNATIONAL
                                                     FUND                EQUITY FUND             EQUITY FUND
                                             ---------------------    ------------------    ----------------------
                                             10/1/96       3/1/96          2/3/97                  2/3/97
                                             to 3/31/97 to 9/30/96        to 3/31/97              to 3/31/97
                                             ---------------------    ------------------    ----------------------

NET ASSETS:
   Beginning of period                       $18,552       $    --          $     --               $     --
                                             -------       -------          --------               --------
   End of period                             $24,422       $18,552          $  1,561               $    802
                                             =======       =======          ========               ========

SHARES ISSUED AND REDEEMED:
   Class A (1):
     Issued                                      647         2,638               184                     78
     Issued in lieu of cash distribution           3             5                --                     --
     Redeemed                                   (245)       (1,122)               (3)                    --
                                             -------       -------          --------               --------
     TOTAL CLASS A SHARE TRANSACTIONS            405         1,521               181                     78
                                             -------       -------          --------               --------
   Class B (2):
     Issued                                       50            13                 1                      1
     Issued in lieu of cash distribution          --            --                --                     --
     Redeemed                                     (2)           --                --                     --
                                             -------       -------          --------               --------
     TOTAL CLASS B SHARE TRANSACTIONS             48            13                 1                      1
                                             -------       -------          --------               --------
   Class C (3):
     Issued                                       --            --                --                     --
     Issued in lieu of cash distribution          --            --                --                     --
     Redeemed                                     --            --                --                     --
                                             -------       -------          --------               --------
     TOTAL CLASS C SHARE TRANSACTIONS             --            --                --                     --
                                             -------       -------          --------               --------
NET INCREASE (DECREASE) IN SHARE TRANSACTION     453         1,534               182                     79
                                             =======       =======          ========               ========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) TRUST CLASS FOR TREASURY SECURITIES MONEY MARKET FUND.
(2) RETAIL CLASS FOR TREASURY SECURITIES MONEY MARKET FUND.
(3) CASH SWEEP CLASS FOR TREASURY SECURITIES MONEY MARKET FUND.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
36 & 37

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

FINANCIAL HIGHLIGHTS                                                 (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED MARCH 31, 1997 AND THE PERIODS ENDED SEPTEMBER 30.

                                         NET ASSET                     REALIZED      DISTRIBUTIONS
                                           VALUE           NET      AND UNREALIZED     FROM NET      NET ASSET
                                         BEGINNING     INVESTMENT  GAINS OR (LOSSES)  INVESTMENT        VALUE
                                         OF PERIOD       INCOME     ON INVESTMENTS      INCOME      END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

   1997                                    $1.00          0.03              --            (0.03)         $1.00
   1996                                     1.00          0.05              --            (0.05)          1.00
   1995(4)                                  1.00          0.01              --            (0.01)          1.00
---------------------------------------------------------------------------------------------------------------------------

TREASURY SECURITIES MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

   TRUST CLASS
   1997                                    $1.00          0.02              --            (0.02)         $1.00
   1996                                     1.00          0.05              --            (0.05)          1.00
   1995                                     1.00          0.05              --            (0.05)          1.00
   1994                                     1.00          0.03              --            (0.03)          1.00
   RETAIL CLASS
   1997                                    $1.00          0.02              --            (0.02)         $1.00
   1996                                     1.00          0.05              --            (0.05)          1.00
   1995                                     1.00          0.05              --            (0.05)          1.00
   1994(1)                                  1.00          0.03              --            (0.03)          1.00
   SWEEP CLASS
   1997(10)                                $1.00           --               --             --            $1.00
---------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

   1997                                    $1.00          0.01              --            (0.01)         $1.00
   1996(5)                                  1.00          0.01              --            (0.01)          1.00
---------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------

   CLASS A
   1997                                   $ 9.71          0.27            (0.07)          (0.27)         $9.64
   1996                                     9.87          0.55            (0.16)          (0.55)          9.71
   1995                                     9.41          0.54             0.46           (0.54)          9.87
   1994                                    10.00          0.43            (0.59)          (0.43)          9.41
   CLASS B
   1997                                   $ 9.76          0.24            (0.07)          (0.24)         $9.69
   1996                                     9.92          0.46            (0.15)          (0.47)          9.76
   1995                                     9.46          0.46             0.47           (0.47)          9.92
   1994(2)                                 10.04          0.31            (0.58)          (0.31)          9.46
---------------------------------------------------------------------------------------------------------------------------

AMOUNTS  DESIGNATED  AS "--" ARE  EITHER $0 OR HAVE BEEN  ROUNDED TO $0.
 +  TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS B AND RETAIL CLASS SHARES.
 *  ANNUALIZED.
** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

                                                                                                              INVESTMENT
                                                                                 RATIO OF NET   EXPENSES TO    INCOME TO    PORT-
                                                                     RATIO OF     INVESTMENT   AVERAGE NET      AVERAGE     FOLIO
                                                     NET ASSETS     EXPENSES TO   INCOME TO       ASSETS      NET ASSETS    TURN-
                                          TOTAL        END OF         AVERAGE       AVERAGE     (EXCLUDING    (EXCLUDING    OVER
                                         RETURN+    PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)       WAIVERS)    RATE
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

   1997                                   5.12%*     $73,062          0.25%         5.08%          0.38%         4.95%        --
   1996                                   5.33        28,004          0.25          5.19           0.34          5.10         --
   1995(4)                                5.55*       31,314          0.25*         5.56*          0.60*         5.21*        --
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

   TRUST CLASS
   1997                                   4.86%*    $649,634          0.50%         4.83%          0.51%         4.82%        --
   1996                                   5.06       637,819          0.50          4.92           0.53          4.89         --
   1995                                   5.33       521,270          0.50          5.23           0.57          5.16         --
   1994                                   3.22       403,778          0.50          3.15           0.60          3.05         --
   RETAIL CLASS
   1997                                   4.66%*    $527,815          0.70%         4.63%          0.71%         4.62%        --
   1996                                   4.86       411,068          0.70          4.72           0.78          4.64         --
   1995                                   5.16       282,747          0.68          5.12           0.82          4.98         --
   1994(1)                                3.15*       86,848          0.59*         3.27*          0.83*         3.03*        --
   SWEEP CLASS
   1997(10)                               4.32%*        $308          1.10%*        4.23%*         1.11%*        4.22%*       --
-----------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
   1997                                   2.96%*     $80,147          0.65%         2.95%          0.95%         2.65%        --
   1996(5)                                2.83*       66,214          0.65*         2.92*          1.12*         2.45*        --
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997                                  $ 2.06%     $147,552         0.70%         5.49%          0.76%         5.43%       4.07%
   1996                                    4.10       160,317         0.70          5.53           0.79          5.44       22.80
   1995                                   10.84       124,404         0.70          5.63           0.84          5.49       18.33
   1994                                   (1.66)       97,562         0.70          4.43           0.90          4.23       37.80
   CLASS B
   1997                                  $ 1.67%         $663         1.45%         4.76%          1.51%         4.70%       4.07%
   1996                                    3.23           523         1.45          4.81           1.54          4.72       22.80
   1995                                   10.10           244         1.45          4.86           1.59          4.72       18.33
   1994(2)                                (2.84)*         147         1.45*         3.88*          1.69*         3.64*      37.80
-----------------------------------------------------------------------------------------------------------------------------------

 (1)COMMENCED OPERATIONS ON OCTOBER 19, 1993.
 (2)COMMENCED OPERATIONS ON OCTOBER 22, 1993.
 (3)COMMENCED OPERATIONS ON NOVEMBER 22, 1993.
 (4)COMMENCED OPERATIONS ON AUGUST 10, 1995.
 (5)COMMENCED OPERATIONS ON JUNE 7, 1996.
 (6)COMMENCED OPERATIONS ON MARCH 1, 1996.
 (7)COMMENCED OPERATIONS ON APRIL 19, 1996.
 (8)COMMENCED OPERATIONS ON JANUARY 31, 1997.
 (9)COMMENCED OPERATIONS ON FEBRUARY 3, 1997.
(10)COMMENCED OPERATIONS ON FEBRUARY 26, 1997.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
38 & 39

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED MARCH 31, 1997 AND THE PERIODS ENDED SEPTEMBER 30.

                                           REALIZED     DISTRI-       DISTRIBU-
                NET ASSET               AND UNREALIZED  BUTIONS         TIONS
                  VALUE        NET        GAINS OR     FROM NET         FROM           NET ASSET
                BEGINNING  INVESTMENT     (LOSSES)    INVESTMENT       CAPITAL           VALUE           TOTAL
                OF PERIOD    INCOME    ON INVESTMENTS   INCOME          GAINS        END OF PERIOD      RETURN+
------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (8)     $10.00         0.09         (0.32)       (0.09)           --              $9.68          (2.35)%
   CLASS B
   1997(8)      $10.00         0.06         (0.29)       (0.08)           --              $9.69          (2.34)%
------------------------------------------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME FUND
------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997         $ 9.79         0.22           --         (0.22)           --              $9.79           2.22%
   1996           9.79         0.42           --         (0.42)           --               9.79           4.48
   1995           9.38         0.42          0.41        (0.42)           --               9.79           9.01
   1994          10.00         0.36         (0.62)       (0.36)           --               9.38          (2.68)
   CLASS B
   1997         $ 9.79         0.18          0.01        (0.18)           --              $9.80           1.95%
   1996           9.79         0.35           --         (0.35)           --               9.79           3.60
   1995           9.39         0.35          0.40        (0.35)           --               9.79           8.21
   1994 (3)       9.87         0.27         (0.48)       (0.27)           --               9.39          (2.58)*
------------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997         $11.31         0.18          0.40        (0.18)         (0.50)           $11.21           5.17%
   1996          10.87         0.38          0.59        (0.38)         (0.15)            11.31           9.11
   1995           9.59         0.37          1.28        (0.37)           --              10.87          17.58
   1994          10.00         0.31         (0.41)       (0.31)           --               9.59          (1.02)
   CLASS B
   1997         $11.37         0.13          0.41        (0.14)         (0.50)           $11.27           4.79%
   1996          10.93         0.30          0.59        (0.30)         (0.15)            11.37           8.30
   1995           9.64         0.30          1.29        (0.30)           --              10.93          16.75
   1994 (2)      10.03         0.18         (0.39)       (0.18)           --               9.64          (2.24)*
------------------------------------------------------------------------------------------------------------------

AMOUNTS  DESIGNATED  AS "--" ARE  EITHER $0 OR HAVE BEEN  ROUNDED TO $0.
 +  TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS B AND RETAIL CLASS SHARES.
 *  ANNUALIZED.
**  AVERAGE  COMMISSION  RATE PAID PER SHARE FOR  SECURITY  PURCHASES  AND SALES
    DURING THE PERIOD.  PRESENTATION  OF THE RATE IS ONLY  REQUIRED FOR FISCAL YEARS
    BEGINNING AFTER SEPTEMBER 1, 1995.

                                                                RATIO OF         RATIO OF NET
                                              RATIO OF NET     EXPENSES TO        INVESTMENT
                              RATIO OF         INVESTMENT      AVERAGE NET        INCOME TO
              NET ASSETS     EXPENSES TO       INCOME TO         ASSETS            AVERAGE          PORTFOLIO    AVERAGE
                END OF        AVERAGE           AVERAGE        (EXCLUDING         NET ASSETS         TURNOVER   COMMISSION
             PERIOD (000)    NET ASSETS        NET ASSETS        WAIVERS)     (EXCLUDING WAIVERS)      RATE        RATE**
---------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (8)     $12,779          0.90%*            6.23%*            1.79%*           5.34%*          0.08%        n/a
   CLASS B
   1997(8)          $85          1.70%*            5.88%*            3.25%*           4.33%*          0.08%        n/a
---------------------------------------------------------------------------------------------------------------------------

LOUISIANA TAX-FREE INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997         $22,159          0.65%             4.42%             0.67%            4.40%           0.02%        n/a
   1996          20,937          0.65              4.38              0.75             4.28            8.26         n/a
   1995          11,705          0.65              4.51              0.95             4.21            2.31         n/a
   1994           6,971          0.65              4.10              1.72             3.03           30.31         n/a
   CLASS B
   1997            $773          1.40%             3.67%             1.42%            3.65%           0.02%        n/a
   1996             727          1.40              3.62              1.50             3.52            8.26         n/a
   1995             567          1.40              3.77              1.70             3.47            2.31         n/a
   1994 (3)         601          1.40*             3.35*             2.47*            2.28*          30.31         n/a
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997         $116,217          0.90%            3.17%             0.96%            3.11%          27.21%      $.0796
   1996          114,384          0.89             3.53              1.01             3.41           57.22        .0794
   1995           87,076          0.85             3.70              1.04             3.51           55.06         n/a
   1994           71,379          0.85             3.18              1.14             2.89           64.09         n/a
   CLASS B
   1997           $2,596          1.65%            2.42%             1.70%            2.37%          27.21%      $.0796
   1996            1,996          1.64             2.80              1.76             2.68           57.22        .0794
   1995            1,137          1.60             2.95              1.79             2.76           55.06         n/a
   1994 (2)          868          1.60*            2.55*             1.94*            2.21*          64.09         n/a
---------------------------------------------------------------------------------------------------------------------------

 (1)COMMENCED OPERATIONS ON OCTOBER 19, 1993.
 (2)COMMENCED OPERATIONS ON OCTOBER 22, 1993.
 (3)COMMENCED OPERATIONS ON NOVEMBER 22, 1993.
 (4)COMMENCED OPERATIONS ON AUGUST 10, 1995.
 (5)COMMENCED OPERATIONS ON JUNE 7, 1996.
 (6)COMMENCED OPERATIONS ON MARCH 1, 1996.
 (7)COMMENCED OPERATIONS ON APRIL 19, 1996.
 (8)COMMENCED OPERATIONS ON JANUARY 31, 1997.
 (9)COMMENCED OPERATIONS ON FEBRUARY 3, 1997.
(10)COMMENCED OPERATIONS ON FEBRUARY 26, 1997.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
40 & 41

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTH PERIOD ENDED MARCH 31, 1997 AND THE PERIODS ENDED SEPTEMBER 30.

               NET ASSET                 REALIZED     DISTRIBUTIONS  DISTRIBUTIONS
                 VALUE        NET     AND UNREALIZED    FROM NET         FROM         NET ASSET
               BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT       CAPITAL          VALUE          TOTAL
               OF PERIOD    INCOME    ON INVESTMENTS     INCOME          GAINS       END OF PERIOD     RETURN+
-----------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   CLASS A
   1997         $12.93         0.10          1.02        (0.10)         (0.81)           $13.14           8.84%
   1996          11.81         0.25          1.30        (0.25)         (0.18)            12.93          13.38
   1995           9.65         0.24          2.16        (0.24)           --              11.81          25.13
   1994          10.00         0.18         (0.35)       (0.18)           --               9.65          (1.64)
   CLASS B
   1997         $12.97         0.05          1.04        (0.06)         (0.81)           $13.19           8.51%
   1996          11.86         0.17          1.29        (0.17)         (0.18)            12.97          12.49
   1995           9.70         0.15          2.17        (0.16)           --              11.86          24.17
   1994 (2)       9.95         0.08         (0.25)       (0.08)           --               9.70          (1.82)*
-----------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   CLASS A
   1997         $12.10         0.03          0.19        (0.03)           --             $12.29           1.81%
   1996 (6)      11.00         0.05          1.10        (0.05)           --              12.10          10.46
   CLASS B
   1997         $12.07          --           0.19         --              --             $12.26           1.57%
   1996 (7)      11.14         0.01          0.93        (0.01)           --              12.07           8.48
-----------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY FUND++
-----------------------------------------------------------------------------------------------------------------
   CLASS A
   1997(9)      $10.00         --           (1.44)        --              --              $8.56         (15.45)%
   CLASS B
   1997(9)      $10.00         --           (1.44)        --              --              $8.56         (15.65)%
-----------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND+++
-----------------------------------------------------------------------------------------------------------------
   CLASS A
   1997(9)      $10.00         --            0.10         --              --             $10.10           0.91%
   CLASS B
   1997(9)      $10.00         --            0.10         --              --             $10.10           0.64%
-----------------------------------------------------------------------------------------------------------------

AMOUNTS  DESIGNATED  AS "--" ARE  EITHER $0 OR HAVE BEEN  ROUNDED TO $0.

+   TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS B AND RETAIL CLASS SHARES.
++  TOTAL RETURN INCLUDES PERFORMANCE  INFORMATION RELATING TO THE SEI SMALL CAP
    EQUITY FUND FOR THE PERIOD JANUARY 1, 1997 THROUGH FEBRUARY 2, 1997. THE MARQUIS
    SMALL CAP EQUITY FUND BEGAN INVESTMENT  OPERATIONS ON FEBRUARY 3, 1997,  INVESTS
    SUBSTANTIALLY  ALL OF ITS  ASSETS IN THE SEI SMALL  CAP  EQUITY  FUND AND CAN BE
    EXPECTED TO HAVE A  PERFORMANCE  RECORD THAT CLOSELY  RESEMBLES  THAT OF THE SEI
    SMALL CAP EQUITY FUND.  THE TOTAL RETURN HAS BEEN ADJUSTED TO REFLECT THE ACTUAL
    FEES AND EXPENSES OF THE MARQUIS SMALL CAP EQUITY FUND,  WHICH FEES AND EXPENSES
    ARE HIGHER THAN THOSE OF THE SEI SMALL CAP EQUITY FUND.
+++ TOTAL  RETURN  INCLUDES  PERFORMANCE   INFORMATION  RELATING  TO  THE  SEI
    INTERNATIONAL  EQUITY FUND FOR THE PERIOD  JANUARY 1, 1997  THROUGH  FEBRUARY 2,
    1997.  THE MARQUIS  INTERNATIONAL  EQUITY FUND BEGAN  INVESTMENT  OPERATIONS  ON
    FEBRUARY  3,  1997,  INVESTS   SUBSTANTIALLY  ALL  OF  ITS  ASSETS  IN  THE  SEI
    INTERNATIONAL  EQUITY FUND AND CAN BE EXPECTED TO HAVE A PERFORMANCE RECORD THAT
    CLOSELY  RESEMBLES THAT OF THE SEI  INTERNATIONAL  EQUITY FUND. THE TOTAL RETURN
    HAS BEEN  ADJUSTED  TO  REFLECT  THE ACTUAL  FEES AND  EXPENSES  OF THE  MARQUIS
    INTERNATIONAL  EQUITY FUND, WHICH FEES AND EXPENSES ARE HIGHER THAN THOSE OF THE
    SEI INTERNATIONAL EQUITY FUND.

                                              RATIO OF NET         RATIO OF        RATIO OF
                                               INVESTMENT         EXPENSES TO     INVESTMENT
                                  RATIO OF      INCOME            AVERAGE NET    INCOME (LOSS)
                 NET ASSETS     EXPENSES TO      (LOSS)             ASSETS        TO AVERAGE        PORTFOLIO       AVERAGE
                   END OF         AVERAGE      TO AVERAGE         (EXCLUDING      NET ASSETS        TURNOVER     COMMISSION
                 PERIOD (000)    NET ASSETS     NET ASSETS          WAIVERS)   (EXCLUDING WAIVERS)    RATE           RATE**
---------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997         $100,388          1.00%             1.55%             1.00%            1.55%          49.81%         $.0799
   1996           93,508          0.97              2.12              1.02             2.07           95.93           .0795
   1995           58,854          0.90              2.40              1.07             2.23           97.88             n/a
   1994           41,922          0.90              1.95              1.17             1.68          161.42             n/a
   CLASS B
   1997           $5,258          1.75%             0.80%             1.75%            0.80%          49.81%         $.0799
   1996            3,990          1.73              1.37              1.77             1.33           95.93           .0795
   1995            1,288          1.65              1.62              1.82             1.45           97.88             n/a
   1994 (2)          389          1.65*             1.30*             1.93*            1.02*         161.42             n/a
---------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997          $23,676          1.00%             0.50%             1.06%            0.44%          41.22%         $.0800
   1996 (6)       18,400          1.00*             0.73*             1.12*            0.61*          91.09           .0797
   CLASS B
   1997             $746          1.75%            (0.23)%            1.81%           (0.29)%         41.22%         $.0800
   1996 (7)          152          1.75*            (0.02)*            1.87*           (0.14)*         91.09           .0797
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY FUND++
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997(9)        $1,550          0.20%*           (0.20)%*           3.71%*          (3.71)%*           --              --
   CLASS B
   1997(9)           $11          0.95%*           (0.95)%*           1.08%*          (1.08)%*           --              --
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND+++
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997(9)          $790          0.27%*           (0.27)%*           4.36%*          (4.36)%*           --              --
   CLASS B
   1997(9)           $12          1.02%*           (1.02)%*           1.44%*          (1.44)%*           --              --
---------------------------------------------------------------------------------------------------------------------------

 *  ANNUALIZED.
**  AVERAGE  COMMISSION  RATE PAID PER SHARE FOR  SECURITY  PURCHASES  AND SALES
    DURING THE PERIOD.  PRESENTATION  OF THE RATE IS ONLY  REQUIRED FOR FISCAL YEARS
    BEGINNING AFTER SEPTEMBER 1, 1995.
 (1)COMMENCED OPERATIONS ON OCTOBER 19, 1993.
 (2)COMMENCED OPERATIONS ON OCTOBER 22, 1993.
 (3)COMMENCED OPERATIONS ON NOVEMBER 22, 1993.
 (4)COMMENCED OPERATIONS ON AUGUST 10, 1995.
 (5)COMMENCED OPERATIONS ON JUNE 7, 1996.
 (6)COMMENCED OPERATIONS ON MARCH 1, 1996.
 (7)COMMENCED OPERATIONS ON APRIL 19, 1996.
 (8)COMMENCED OPERATIONS ON JANUARY 31, 1997.
 (9)COMMENCED OPERATIONS ON FEBRUARY 3, 1997.
(10)COMMENCED OPERATIONS ON FEBRUARY 26, 1997.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
42 & 43

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION
----------------

The Marquis Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 29,1993. The Trust is registered under the Investment Company Act of 1940, asamended, as an open-end management company with eleven series funds:Institutional Money Market Fund, Treasury Securities Money Market Fund, Tax Exempt Money Market Fund (the "Money Market Funds"), Government Securities Fund, Strategic Income Bond Fund, Louisiana Tax-Free Income Fund, Balanced Fund (formerly the "Growth and Income Fund"), Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund (the "Non-Dollar Funds"). Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer the following classes of shares: Trust, Retail, and the Cash Sweep Class in the Treasury Securities Money Market Fund, and Class A and Class B in the Non-Dollar Funds.

The Small Cap Equity Fund and the International Equity Fund are currently "feeder" funds in separate Corporate Master-Feeder(TM) structures. That is, the Small Cap Equity Fund and International Equity Fund each currently invest in another open-end management investment company with the same investment objectives and hold as their only investment securities, shares of a single "master" fund, in this case, the SEI Institutional Managed Trust Small Cap Growth Portfolio and the SEI International Trust International Equity Portfolio, respectively. However, in certain instances the Funds are permitted to invest in securities other than a single open-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES
------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

SECURITIES VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Restricted and illiquid securities for which quotations are not readily available are valued at fair value using methods determined in good faith as approved by the Board of Trustees.

The investments of the Small Cap Equity and International Equity Funds, (the "Feeder" funds), in the SEI Institutional Managed Trust Small Cap
--------------------------------------------------------------------------------
44

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

Equity Fund and the SEI International Trust International Equity Fund (the "Master Funds"), respectively, are valued at the price of each Master Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m.).

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported
--------------------------------------------------------------------------------
45

--------------------------------------------------------------------------------
amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER -- Distributions from net investment income are declared and paid quarterly for the Balanced Fund, Value Equity Fund, Growth Equity Fund and Small Cap Equity Fund. Distributions from net investment income are declared daily and paid monthly for the Institutional Money Market Fund, Treasury Securities Money Market Fund, and Tax Exempt Money Market Fund. Distributions from net investment income are declared and paid monthly for the Government Securities Fund, Strategic Income Bond Fund and Louisiana Tax-Free Income Fund. The International Equity Fund's distributions from net investment income are declared and paid in accordance with the SEI International Equity Fund. Any net realized capital gains are declared and distributed to shareholders at least annually.

3. INVESTMENT ADVISORY, ADMINISTRATIVE,
   AND DISTRIBUTION AGREEMENTS
---------------------------------------

First National Bank of Commerce in New Orleans (the "Adviser") serves as investment adviser to each Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Institutional Money Market Fund -- .15%, Treasury Securities Money Market Fund -- .30%, Tax Exempt Money Market Fund -- .45%, Government Securities Fund -- .55%, Strategic Income Bond Fund -- .74%, Louisiana Tax-Free Income Fund -- .35%, Balanced Fund -- .74%, Value Equity Fund -- .74%, Growth Equity Fund -- .74%, Small Cap Equity Fund -- .40%, and International Equity Fund -- .40%. The Adviser has voluntarily agreed to waive a portion of its fee so that expenses of each Fund will not exceed certain annual expense limitations. The Adviser reserves the right to terminate its waiver at any time in its sole discretion.

Weiss, Peck & Greer, L.L.C. serves as the investment sub-adviser for the Tax Exempt Money Market Fund pursuant to a sub-advisory agreement with the Adviser. The sub-advisory fees are paid by the Adviser.

The Trust and SEI Fund Resources (the "Administrator") have entered into an Administration Agreement. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, is the owner of all beneficial interest in the Administrator. Under terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .10% of the average daily net assets of the Institutional Money Market Fund and .15% of the average daily net assets of the Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Strategic Income Bond Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund. The Administrator has voluntarily agreed to
--------------------------------------------------------------------------------
46

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
waive a portion of its fee so that expenses of each Fund will not exceed certain annual expense limitations. The Administrator reserves the right to terminate its waiver at any time in its sole discretion.

The Trust and SEI Financial Services Company (the "Distributor") have entered into a Distribution Agreement. As provided in certain Distribution Plans adopted under the Distribution Agreement, the Trust will pay a fee at an annual rate of
 .25% of the average daily net assets of the Retail class of Treasury Securities Money Market Fund and .75% of the Class B shares of the Non-Dollar Funds to the Distributor as compensation for its services. The Distributor has agreed to waive a portion of its fee from the Treasury Securities Money Market Fund in order to maintain a competitive expense ratio. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.

In addition to the fees paid at the feeder level for the Small Cap Equity and International Equity Funds, each Feeder Fund's shareholders will bear indirectly their prorata portion of the advisory, administrative, distribution and other expenses of the respective Master Funds in which they invest.

The Class A shares of the Non-Dollar Funds are subject to a maximum sales load of 3.50%.

There is a contingent deferred sales charge on the Class B shares of the Non-Dollar Funds which varies depending on the number of years from time of payment for the purchase of shares until the time of redemption of such shares (the "holding period"). Solely for the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments during the month are aggregated and deemed to have been made on the first day of the month.

                        CONTINGENT DEFERRED SALES
                         CHARGE AS A PERCENTAGE
     YEAR SINCE             OF DOLLAR AMOUNT
      PURCHASE              SUBJECT TO CHARGE
    --------------     -------------------------
       First                      3.50%
       Second                     2.75%
       Third                      2.00%
       Fourth                     1.25%
       Fifth                      0.50%
       Sixth                      None

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $54,278 for organizational work performed by a law firm of which an officer and a trustee of the Trust are partners. Certain officers and trustees of the Trust who are officers of the Administrator and the Distributor received no compensation from the Trust.
--------------------------------------------------------------------------------
47

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS
--------------------------

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended March 31, 1997 were as follows:
                                     STRATEGIC    LOUISIANA
                      GOVERNMENT      INCOME      TAX-FREE
                      SECURITIES       BOND        INCOME      BALANCED
                         FUND          FUND         FUND         FUND
                         (000)         (000)        (000)        (000)
                     ------------   ----------    ----------  ----------
PURCHASES:
 U.S.
   Government            $6,055       $5,054        $  --      $   2,982
 Other                       --        7,080          994         27,911
SALES:
 U.S.
   Government            $6,051       $    6        $  --      $   3,969
 Other                    5,102           --            5         31,335

                        VALUE      GROWTH      SMALL CAP    INTERNATIONAL
                       EQUITY      EQUITY        EQUITY        EQUITY
                        FUND        FUND         FUND           FUND
                        (000)       (000)        (000)          (000)
                     ----------   ----------   ----------   -------------
PURCHASES:
 U.S.
   Government          $    --     $    --       $    --        $ --
 Other                  57,596      12,975         1,760         802
SALES:
 U.S.
   Government          $    --     $    --       $    --        $ --
 Other                  51,168       8,306            --          --


On March 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at March 31, 1997, for each Non-Dollar Fund is as follows:




                                   STRATEGIC      LOUISIANA
                      GOVERNMENT     INCOME       TAX-FREE
                      SECURITIES      BOND         INCOME      BALANCED
                         FUND         FUND          FUND         FUND
                         (000)        (000)         (000)        (000)
                       ----------   ----------    ----------   ----------
Aggregate Gross
  Unrealized
  Appreciation          $    471     $    --        $  166       $9,284
Aggregate Gross
  Unrealized
  Depreciation            (4,909)       (406)         (183)      (4,140)
                         -------     -------       -------      -------
Net Unrealized
  Appreciation/
  (Depreciation)         $(4,438)    $  (406)      $   (17)      $5,144
                         =======     =======       =======      =======


                         VALUE       GROWTH      SMALL CAP    INTERNATIONAL
                        EQUITY       EQUITY        EQUITY        EQUITY
                         FUND         FUND          FUND          FUND
                         (000)        (000)         (000)         (000)
                      ----------   ----------    ----------    ----------
Aggregate Gross
  Unrealized
  Appreciation          $12,039      $2,107      $    --           $4
Aggregate Gross
  Unrealized
  Depreciation           (3,312)        (95)        (198)          (3)
                        -------     -------      -------      -------
Net Unrealized
  Appreciation/
  (Depreciation)        $ 8,727     $ 1,160      $  (198)          $1
                        =======     =======      =======      =======


6. CONCENTRATION OF CREDIT RISK
-------------------------------

The Institutional Money Market Fund and the Treasury Securities Money Market Fund invest primarily in a portfolio of money market instruments maturing in one year or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality.

The Tax Exempt Money Market Fund invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.
----------------------------------------------------------------------
48

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)

The Tax Exempt Money Market Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1997, the percentages of portfolio investments by each revenue source were as follows:

TAX EXEMPT
                                        MONEY MARKET FUND
                                      --------------------
   Revenue Bonds                               79%
   Anticipation Notes                          10%
   General Obligations                          9%
   Pre-Refunded Securities                      2%
                                      --------------------
      Total                                   100%
                                      ====================

The Government Securities, Strategic Income Bond and Balanced Funds invest in debt instruments.

The Louisiana Tax-Free Income Fund is more susceptible to factors adversely affecting issuers of Louisiana municipal securities than a comparable municipal bond fund that does not concentrate its investments in Louisiana municipal securities.

The following table presents a summary of holdings in the Government Securities, Strategic Income Bond and Louisiana Tax-Free Income Funds as of March 31, 1997.

                                            STRATEGIC     LOUISIANA
                           GOVERNMENT         INCOME      TAX-FREE
                           SECURITIES          BOND        INCOME
RATING/SECURITY CATEGORY       FUND            FUND         FUND
------------------------  --------------    ----------   ----------
U.S. Government Security      90.1%           38.8%         0.00%
AAA                            0.0%            0.0%         80.1%
AA                             0.9%            4.2%          0.0%
A                              2.0%           36.1%          1.7%
BBB                            0.0%           13.1%          0.0%
Not Rated                      7.0%            7.8%         18.2%
                            ----------      ----------    ----------
                               100%            100%          100%
                            ==========      ==========    ==========

These percentages are stated as a percentage of total investments.
U.S. Government Securities represent obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Repurchase agreements are collateralized by U.S. Government Securities and are included in Not Rated above.

7. CAPITAL LOSS CARRY FORWARDS
------------------------------

The Funds had capital loss carryforwards and post-October deferred losses at September 30, 1996, to the extent provided in the regulations for federal income tax as follows:

                                                                    POST
                                  CAPITAL LOSS                   OCTOBER 31,
                             CARRY  FORWARDS EXPIRING               1995
                            ----------------------------          DEFERRED
FUNDS                          2003               2004             LOSSES
--------                    ----------------------------       ------------
Government
   Securities Fund          $679,660           $124,634              $--
Louisiana Tax-Free
   Income Fund                32,125              2,083           19,720
Growth Equity Fund                --                 --           73,265

      For tax purposes, capital losses can be carried forward for a maximum of eight years to offset any future net realized capital gains. Post-October deferred losses have been deferred to fiscal year 1997 for tax purposes.
--------------------------------------------------------------------------------
49

                                     NOTES

                                                     [Graphic--Marquis "M" Logo]
                                                                  MARCH 31, 1997

                                                                     (UNAUDITED)




                                     NOTES

                                     NOTES

                             [MARQUIS LOGO OMITTED]

                 High Quality. High Standards. Highly Personal.


                               INVESTMENT ADVISER
                 FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS
                             201 ST. CHARLES AVENUE
                              NEW ORLEANS, LA 70170

                                  ADMINISTRATOR
                               SEI FUND RESOURCES
                                 OAKS, PA 19456

                                 TRANSFER AGENT
                                DST SYSTEMS, INC.
                              210 WEST 10TH STREET
                              KANSAS CITY, MO 64105

                                  LEGAL COUNSEL
                           MORGAN, LEWIS & BOCKIUS LLP
                              2000 ONE LOGAN SQUARE
                             PHILADELPHIA, PA 19103

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               ARTHUR ANDERSEN LLP
                               1601 MARKET STREET
                             PHILADELPHIA, PA 19103


--------------------------------------------------------------------------------
                               THE MARQUIS FUNDS:
            NOT FDIC INSURED -- NO BANK GUARANTEE -- MAY LOSE VALUE
--------------------------------------------------------------------------------

THE FIRST NBCTRUST GROUP IS A DEPARTMENT OF FIRST NATIONAL BANK OF COMMERCE ("FIRST NBC"), A WHOLLY OWNED SUBSIDIARY OF FIRST COMMERCE CORPORATION ("FCC"). FIRST NBC SERVES AS INVESTMENT ADVISER AND CUSTODIAN FOR THE MARQUIS FUNDS; REMUNERATION MAY BE EARNED FOR SUCH SERVICES. THE MARQUIS FUNDS ARE DISTRIBUTED BY SEI FINANCIAL SERVICES COMPANY, WHICH IS NOT AFFILIATED WITH FCC, FIRST NBC, MARQUIS INVESTMENTS, LLC, OR ANY AFFILIATES THEREOF.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

(C) 1996, SEI FINANCIAL SERVICES COMPANY                            MRQ-F-005-04